UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 98.9%
Federal Farm Credit Bank
$10,900,000	0.100%		10/01/08	$10,900,000
65,000,000	0.350		10/01/08	65,000,000
47,000,000	1.500		10/01/08	47,000,000
130,000,000	1.960	(a)	10/01/08	129,945,549
50,000,000	2.050	(a)	10/01/08	50,000,000
280,000,000	2.060	(a)	10/01/08	280,000,000
255,000,000	2.070	(a)	10/01/08	254,982,689
485,000,000	2.080	(a)	10/01/08	485,000,000
150,000,000	2.090	(a)	10/01/08	150,000,000
135,000,000	2.230	(a)	10/01/08	135,000,000
132,000,000	2.345	(a)	10/01/08	132,000,000
80,000,000	2.346	(a)	10/01/08	79,997,406
968,000,000	2.386	(a)	10/01/08	968,000,000
24,000,000	1.500		10/03/08	23,998,000
75,000,000	0.400		10/06/08	74,995,833
90,000,000	1.800		10/06/08	89,977,500
18,000,000	2.357	(a)	10/06/08	17,999,964
70,000,000	1.800		10/07/08	69,979,000
20,000,000	1.900		10/07/08	19,993,667
59,275,000	2.377	(a)	10/07/08	59,268,105
32,000,000	0.450		10/08/08	31,997,200
19,000,000	1.800		10/08/08	18,993,350
70,000,000	0.100		10/10/08	69,998,250
250,000,000	2.367	(a)	10/12/08	249,957,674
45,000,000	0.100		10/14/08	44,998,375
40,000,000	2.638	(a)	10/14/08	39,999,658
206,500,000	2.293	(a)	10/16/08	206,353,888
75,000,000	2.357	(a)	10/17/08	74,998,123
401,400,000	2.649	(a)	10/23/08	401,400,000
20,000,000	3.036	(a)	10/24/08	19,999,272
110,000,000	0.750		10/30/08	109,933,542
29,000,000	2.250		11/25/08	28,900,312
22,000,000	1.900		11/26/08	21,934,978
88,000,000	2.646	(a)	12/17/08	88,000,000
32,000,000	2.625		02/04/09	32,020,273
88,700,000	2.375		02/19/09	88,683,256
27,000,000	2.992	(a)	03/03/09	27,000,000
42,000,000	3.756		03/30/09	41,998,032
Federal Home Loan Bank
180,600,000	0.100		10/01/08	180,600,000
665,000,000	1.810	(a)	10/01/08	665,000,000
131,500,000	1.860	(a)	10/01/08	131,500,000
75,000,000	1.870	(a)	10/01/08	75,000,000
195,000,000	1.950	(a)	10/01/08	195,000,000
41,000,000	1.970	(a)	10/01/08	40,997,742
440,000,000	2.090	(a)	10/01/08	440,000,000
100,000,000	0.500		10/02/08	99,998,611
320,000,000	1.850		10/02/08	319,983,556
543,100,000	2.573	(a)	10/02/08	543,100,897
268,000,000	2.120		10/03/08	267,968,436
500,000,000	2.260		10/03/08	499,937,222
435,000,000	2.338		10/03/08	434,943,498
150,000,000	0.100		10/06/08	149,997,917
149,000,000	0.350		10/06/08	148,992,757

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank — (continued)
$685,000,000	2.120%		10/06/08	$684,798,306
330,000,000	2.150		10/06/08	329,901,458
593,000,000	0.600		10/07/08	592,940,700
147,011,000	2.100		10/08/08	146,950,970
185,000,000	2.120		10/08/08	184,923,739
309,000,000	2.350		10/08/08	308,858,804
425,000,000	2.599	(a)	10/08/08	424,905,496
530,000,000	2.120		10/10/08	529,719,100
52,000,000	2.630	(a)	10/10/08	51,999,506
480,000,000	2.177		10/14/08	479,622,567
642,000,000	2.613	(a)	10/14/08	642,005,231
190,000,000	2.000		10/16/08	189,841,667
425,000,000	2.616	(a)	10/16/08	424,884,940
175,000,000	2.360		10/17/08	174,816,444
49,400,000	2.420		10/24/08	49,323,622
240,000,000	2.350		10/27/08	239,592,667
263,000,000	2.390		10/31/08	262,476,192
220,000,000	2.570		10/31/08	219,528,833
350,000,000	2.450		11/05/08	349,166,319
40,000,000	2.654	(a)	11/05/08	39,984,214
953,000,000	2.683	(a)	11/11/08	953,010,085
263,000,000	2.430		11/12/08	262,254,395
256,159,000	2.440		11/12/08	255,429,801
44,000,000	3.625		11/14/08	44,051,018
924,940,000	2.687	(a)	11/18/08	924,928,978
765,000,000	2.599	(a)	11/19/08	765,214,027
240,000,000	2.550		11/21/08	239,133,000
78,000,000	2.560		11/21/08	77,717,120
187,000,000	2.611	(a)	11/21/08	187,000,000
47,230,000	2.590		11/26/08	47,039,716
127,000,000	2.595	(a)	11/27/08	127,020,614
100,000,000	2.575		11/28/08	99,585,139
207,000,000	2.580		11/28/08	206,139,570
178,942,000	2.610		12/01/08	178,150,629
150,000,000	2.635	(a)	12/06/08	149,942,578
200,010,000	2.585	(a)	12/08/08	200,010,000
450,000,000	2.582	(a)	12/10/08	450,000,000
440,000,000	2.164		12/17/08	437,963,436
296,000,000	2.240		12/19/08	295,767,514
22,760,000	5.125		12/29/08	22,903,286
86,490,000	5.250		01/14/09	87,169,049
310,000,000	2.800		01/20/09	307,323,667
193,000,000	2.810		02/02/09	191,131,974
89,900,000	2.750		02/04/09	89,989,340
206,000,000	2.430		03/11/09	203,761,295
427,000,000	2.500		03/17/09	426,854,230
179,000,000	2.200		04/03/09	178,909,764
121,000,000	2.550		05/05/09	120,991,902
102,000,000	2.500		05/07/09	101,963,625
224,000,000	3.170		06/23/09	224,002,350

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$23,115,823,409

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligation — 0.9%
United States Treasury Bills
$208,000,000	0.340%	10/23/08	$207,956,782

TOTAL INVESTMENTS — 99.8%			$23,323,780,191

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			36,196,128

NET ASSETS — 100.0%			$23,359,976,319

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at September 30, 2008.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 64.1%
Federal Home Loan Bank
$725,000,000	1.810	%(a)	10/01/08	$725,000,000
269,000,000	1.890	(a)	10/01/08	269,000,000
750,000,000	2.085	(a)	10/01/08	749,881,181
475,000,000	2.090	(a)	10/01/08	475,000,000
100,000,000	2.070		10/03/08	99,988,500
422,000,000	2.621	(a)	10/05/08	421,986,934
100,000,000	2.070		10/06/08	99,971,250
849,925,000	2.616	(a)	10/09/08	849,636,059
100,000,000	2.080		10/14/08	99,924,889
100,500,000	2.681	(a)	10/15/08	100,513,773
134,000,000	2.616	(a)	10/30/08	133,978,306
764,300,000	2.581	(a)	11/04/08	764,296,479
725,000,000	2.662	(a)	11/07/08	725,079,131
1,180,590,000	2.687	(a)	11/18/08	1,180,564,579
330,000,000	2.599	(a)	11/19/08	329,941,219
250,000,000	2.595	(a)	11/27/08	249,941,464
485,000,000	2.589	(a)	11/28/08	485,000,000
50,000,000	2.578	(a)	12/04/08	50,004,051
500,000,000	2.582	(a)	12/10/08	500,000,000
475,000,000	2.576	(a)	12/17/08	475,000,000
35,000,000	2.750		02/11/09	35,000,000
250,000,000	2.750		02/20/09	250,000,000
250,000,000	2.800		02/25/09	250,000,000
200,000,000	2.200		04/03/09	199,899,178
Federal Home Loan Mortgage Corp.
750,000,000	3.010	(a)	10/20/08	749,234,183
500,000,000	3.167	(a)	10/21/08	500,000,000
72,500,000	2.375		10/28/08	72,370,859
250,000,000	2.420		11/12/08	249,294,167
90,910,000	2.580		11/24/08	90,558,178
500,000,000	2.614	(a)	12/05/08	499,783,489
1,158,500,000	3.306	(a)	12/26/08	1,158,423,959
100,000,000	2.590		12/29/08	99,359,694
200,000,000	2.700		02/09/09	198,035,000
110,000,000	2.820		02/17/09	108,802,283
204,200,000	4.875		02/17/09	206,073,792
100,000,000	2.660		02/23/09	98,928,611
225,000,000	2.858		02/23/09	222,409,938
100,000,000	2.330		03/09/09	98,970,917
18,182,000	2.340		03/09/09	17,994,089
100,000,000	2.350		03/09/09	98,962,083
200,000,000	2.450		04/09/09	200,000,000
250,000,000	5.000		06/11/09	253,148,444
Federal National Mortgage Association
250,000,000	1.800	(a)	10/01/08	249,977,257
390,000,000	1.810	(a)	10/01/08	389,985,703
600,000,000	1.890	(a)	10/01/08	599,850,873
75,500,000	2.686	(a)	10/15/08	75,511,433
67,500,000	2.100		10/16/08	67,440,938
200,000,000	2.360		10/20/08	199,750,889
500,000,000	2.640	(a)	10/27/08	499,883,191
183,600,000	2.420		10/29/08	183,254,424
280,000,000	2.500		11/12/08	279,183,333
500,000,000	2.460		11/17/08	498,394,167

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal National Mortgage Association — (continued)
$199,550,000	2.440%		11/19/08	$198,887,272
500,000,000	2.614	(b)	12/16/08	497,255,556
725,000,000	3.306	(a)	12/26/08	725,036,394
225,000,000	2.660		02/09/09	222,822,125
375,000,000	2.840		02/11/09	371,065,417
100,000,000	2.820		02/18/09	98,903,333
150,000,000	2.660		02/23/09	148,392,917
225,000,000	2.720		02/23/09	222,535,000
90,773,000	2.865		02/25/09	89,711,069
100,000,000	2.430		03/11/09	98,913,250
100,000,000	4.570		06/15/09	101,334,946

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$20,260,046,166

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$20,260,046,166

Repurchase Agreements-Unaffiliated Issuers(c) — 37.2%
Bank of America Securities LLC
$400,000,000	0.250%		10/01/08	$400,000,000
Maturity Value: $400,002,778
Collateralized by U.S. Cash Management Bill, 0.000% due 01/22/09, U.S. Treasury Bills, 0.000% due 12/11/08 to 07/30/09, U.S. Treasury Notes, 2.750% to 8.750% due 12/15/08 to 11/15/17 and U.S. Treasury STRIPS, 0.000%, due 11/15/08 to 08/15/18. The aggregate market value of the collateral, including accrued interest, was $408,000,095.

Bank of America Securities LLC
596,000,000	0.500		10/01/08	596,000,000
Maturity Value: $596,008,278
Collateralized by U.S. Treasury Notes, 3.625% to 4.625% due 10/31/09 to 02/15/17. The aggregate market value of the collateral, including accrued interest, was $607,920,030.
Barclays Capital, Inc.
75,000,000	2.250		10/01/08	75,000,000
Maturity Value: $75,004,688
Collateralized by Federal Home Loan Bank, 2.615% to 3.750%, due 07/10/09 to 08/18/09, The aggregate market value of the collateral, including accrued interest, was $76,503,340.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Joint Repurchase Agreement Account I
$313,500,000	0.400%	10/01/08	$313,500,000
Maturity Value: $313,503,483
Joint Repurchase Agreement Account II
10,260,000,000	1.944	10/01/08	10,260,000,000
Maturity Value: $10,260,554,040
Merrill Lynch & Co., Inc.
114,400,000	0.500	10/01/08	114,400,000
Maturity Value: $114,401,589
Collateralized by Federal National Mortgage Association, 6.000% due 05/01/38. The market value of the collateral, including accrued interest, was $117,834,568.
UBS Securities LLC
1,400,000	0.130	10/01/08	1,400,000
Maturity Value: $1,400,005
Collateralized by U.S. Treasury Note, 4.625% due 02/15/17. The market value of the collateral, including accrued interest, was $1,429,143.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$11,760,300,000

Repurchase Agreement-Affiliated Issuers(c) — 0.2%
Goldman, Sachs & Co.
$50,000,000	1.250%	10/01/08	$50,000,000
Maturity Value: $50,001,736
Collateralized by Federal National Mortgage Association, 5.500% to 6.000%, due 08/01/22 to 04/01/35 and Federal Home Loan Mortgage Corp., 6.000%, due 07/01/36. The aggregate market value of the collateral, including accrued interest, was $51,499,998.

TOTAL INVESTMENTS — 101.5%			$32,070,346,166

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%			(465,574,337)

NET ASSETS — 100.0%			$31,604,771,829

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on the U.S. Treasury Bill rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds rate. Interest rate disclosed is that which is in effect at September 30, 2008.

(b) All or a portion represents a forward commitment.
(c) Unless noted, all repurchase agreements were entered into on September 30, 2008. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments section.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 18.0%
Amsterdam Funding Corp.
$100,000,000	4.000%	10/15/08	$99,844,444
Aspen Funding Corp.
147,307,000	6.000	10/01/08	147,307,000
Atlantic Asset Securitization Corp.
75,000,000	2.750	10/23/08	74,873,958
Atlantis One Funding Corp.
100,000,000	4.500	10/01/08	100,000,000
BA Credit Card Trust (Emerald)
200,000,000	5.000	10/01/08	200,000,000
75,000,000	3.120	10/07/08	74,961,000
50,000,000	3.100	10/16/08	49,935,417
85,000,000	3.100	10/21/08	84,853,611
Chariot Funding LLC
131,003,000	4.000	10/10/08	130,871,997
44,095,000	4.000	10/15/08	44,026,408
101,191,000	3.850	10/20/08	100,985,385
145,787,000	3.850	10/21/08	145,475,178
Citigroup Funding, Inc.
100,000,000	2.940	11/10/08	99,673,333
Gemini Securitization Corp.
50,000,000	6.250	10/01/08	50,000,000
50,000,000	2.790	11/06/08	49,860,500
ING America Insurance Holdings
60,000,000	2.750	10/10/08	59,958,750
Intesa Funding LLC
175,000,000	2.770	10/24/08	174,690,299
Newport Funding Corp.
185,000,000	4.000	10/06/08	184,897,222
Park Avenue Receivables Co. LLC
111,025,000	3.850	10/14/08	110,870,644
Ranger Funding Co. LLC
100,000,000	2.850	10/14/08	99,897,083
60,000,000	2.750	10/20/08	59,912,917
Sheffield Receivables Corp.
190,000,000	4.250	10/07/08	189,865,417
150,000,000	2.730	10/28/08	149,692,875
Ticonderoga Funding LLC
100,000,000	4.200	10/01/08	100,000,000
200,000,000	4.250	10/03/08	199,952,778
Yorktown Capital LLC
150,000,000	4.150	10/03/08	149,965,417
92,750,000	4.300	10/23/08	92,506,274

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$3,024,877,907

Certificates of Deposit-Eurodollar — 10.6%
ABN Amro Bank NV
$225,000,000	2.850%	11/10/08	$225,002,464
Credit Agricole
500,000,000	2.900	12/01/08	500,000,000
ING Bank NV
300,000,000	3.130	02/20/09	300,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Certificates of Deposit-Eurodollar — (continued)
Landesbank Hessen-Thueringen Girozentrale
$250,000,000	2.910%		12/05/08	$250,004,481
Societe Generale
300,000,000	3.200		10/22/08	300,001,722
200,000,000	2.900		11/12/08	200,002,299

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$1,775,010,966

Certificates of Deposit-Yankeedollar — 25.6%
Bank of America N.A.
$150,000,000	3.020%		02/05/09	$150,000,000
Bank of Scotland PLC
345,000,000	2.730		10/06/08	345,000,000
295,000,000	2.950		11/17/08	295,000,000
BNP Paribas SA
265,000,000	2.820		11/28/08	265,000,000
248,000,000	3.080		01/30/09	248,000,000
Calyon
300,000,000	3.020		10/27/08	300,000,000
300,000,000	2.760		11/12/08	300,000,000
Dexia Bank Belgium SA
170,000,000	2.840		11/03/08	170,000,773
Fortis Bank
490,000,000	2.830		11/20/08	490,000,000
HSBC Bank USA
65,000,000	3.040		02/26/09	65,000,000
Landesbank Hessen-Thueringen Girozentrale
100,000,000	2.920		10/22/08	100,000,579
Norinchukin Bank NY
150,000,000	2.800		11/06/08	150,000,000
245,000,000	2.800		11/20/08	245,000,000
Rabobank Nederland
300,000,000	3.010		02/19/09	300,000,000
Royal Bank of Scotland PLC
250,000,000	2.820		12/02/08	250,000,000
89,000,000	3.180		12/12/08	88,999,360
UBS AG
300,000,000	2.860		11/07/08	300,000,000
Unicredito Italiano (London)
235,000,000	3.060		12/01/08	235,003,945

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$4,297,004,657

U.S. Government Agency Obligations — 18.5%
Federal Home Loan Bank
$400,000,000	1.810	%(a)	10/01/08	$400,000,000
180,000,000	1.950	(a)	10/01/08	180,000,000
490,000,000	2.085	(a)	10/01/08	489,922,372
150,000,000	3.629	(a)	10/28/08	149,915,001
80,000,000	2.635	(a)	12/06/08	79,969,375
213,000,000	2.817	(a)	12/10/08	213,000,000
200,000,000	2.800		02/25/09	200,000,000
200,000,000	3.125		06/19/09	199,939,205
200,000,000	2.720		09/18/09	200,000,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Mortgage Corp.
$310,000,000	3.010	(a)%	10/20/08	$310,000,000
125,000,000	2.590		12/29/08	124,199,618
Federal National Mortgage Association
140,000,000	1.800	(a)	10/01/08	139,987,109
150,000,000	1.860	(a)	10/01/08	149,851,295
260,000,000	2.660		02/09/09	257,483,344

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$3,094,267,319

Variable Rate Obligations(a) — 10.3%
ANZ National Bank Limited
$100,000,000	3.037%		12/10/08	$100,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	3.220		10/23/08	32,000,000
Bank of Nova Scotia
175,000,000	3.114		12/05/08	175,000,000
BNP Paribas SA
100,000,000	3.014		11/13/08	100,000,000
Commonwealth Bank of Australia
16,000,000	3.206		10/24/08	16,000,000
Credit Agricole SA
75,000,000	2.799		10/23/08	75,000,000
Deutsche Bank AG
95,000,000	3.001		10/06/08	95,000,000
ING Bank NV
250,000,000	3.726		12/26/08	250,000,000
Lloyds TSB Group PLC
150,000,000	3.102		11/07/08	150,000,000
National Australia Bank Ltd.
50,000,000	3.025		12/08/08	50,000,000
New York Life Insurance Co.(b)
100,000,000	3.380		12/22/08	100,000,000
150,000,000	3.912		12/22/08	150,000,000
Nordea Bank AB
175,000,000	3.149		10/24/08	175,000,000
Rabobank Nederland
150,000,000	2.992		11/10/08	150,000,000
Royal Bank of Canada
100,000,000	3.104		11/15/08	100,000,000
Westpac Banking Corp. NY
2,250,000	2.878		10/10/08	2,250,000

TOTAL VARIABLE RATE OBLIGATIONS				$1,720,250,000

Time Deposit — 3.0%
Deutsche Bank AG
$500,000,000	0.125%		10/01/08	$500,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$14,411,410,849

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(c) — 9.6%
Barclays Capital, Inc.
$100,000,000	2.250%	10/01/08	$100,000,000
Maturity Value: $100,006,250
Collateralized by Federal Farm Credit Bank, 5.125% to 5.250%, due 01/06/16 to 08/25/16, Federal Home Loan Bank, 4.750% to 5.375%, due 09/11/15 to 09/30/22 and Federal National Mortgage Association, 3.875%, due 07/12/13. The aggregate market value of the collateral, including accrued interest, was $102,001,393.

Deutsche Bank Securities, Inc.
250,000,000	2.750	10/01/08	250,000,000
Maturity Value: $250,019,097
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 06/01/17 to 08/01/38 and Federal National Mortgage Association, 5.000% to 7.500%, due 04/01/17 to 05/01/47. The aggregate market value of the collateral, including accrued interest, was $257,499,886.

Joint Repurchase Agreement Account I
136,600,000	0.400	10/01/08	136,600,000
Maturity Value: $136,601,518
Joint Repurchase Agreement Account II
1,080,000,000	1.944	10/01/08	1,080,000,000
Maturity Value: $1,080,058,320
UBS Securities LLC
42,500,000	0.130	10/01/08	42,500,000
Maturity Value: $42,500,153
Collateralized by U.S. Treasury Note, 4.625%, due 02/15/17 and U.S. Treasury STRIPS, 0.000% to 6.500%, due 11/15/08 to 02/15/15. The market value of the collateral, including accrued interest, was $43,352,969.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$1,609,100,000

Repurchase Agreement-Affiliated Issuer(c) — 0.4%
Goldman, Sachs & Co.
$75,000,000	1.250%	10/01/08	$75,000,000
Maturity Value: $75,002,604
Collateralized by Federal National Mortgage Association, 5.000% to 6.000%, due 01/01/19 to 10/01/37. The aggregate market value of the collateral, including accrued interest, was $77,249,997.

TOTAL INVESTMENTS — 96.0%			$16,095,510,849

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.0%			662,579,523

NET ASSETS — 100.0%			$16,758,090,372

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at September 30, 2008.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2008, these securities amounted to $250,000,000 or approximately 1.5% of net assets.
(c) Unless noted, all repurchase agreements were entered into on September 30, 2008. Additional information on Joint Repurchase Agreement Account I & II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 35.1%
Amsterdam Funding Corp.
$100,000,000	4.000%	10/15/08	$99,844,445
Aspen Funding Corp.
300,000,000	6.000	10/01/08	300,000,000
100,000,000	2.900	10/06/08	99,959,722
Atlantic Asset Securitization Corp.
100,000,000	2.770	11/12/08	99,676,833
Atlantis One Funding Corp.
300,000,000	4.500	10/01/08	300,000,000
200,000,000	6.500	10/01/08	200,000,000
BA Credit Card Trust (Emerald)
300,000,000	5.000	10/01/08	300,000,000
105,000,000	3.100	10/16/08	104,864,375
150,000,000	3.100	10/21/08	149,741,667
100,000,000	3.100	10/23/08	99,810,556
100,000,000	3.100	11/03/08	99,715,833
55,000,000	3.100	11/14/08	54,791,611
175,000,000	3.100	12/03/08	174,050,625
75,000,000	3.100	12/12/08	74,535,000
Chariot Funding LLC
204,597,000	2.570	10/03/08	204,567,788
114,060,000	2.570	10/07/08	114,011,144
448,076,000	4.000	10/15/08	447,378,993
Citibank Credit Card Issuance Trust (Dakota Corp.)
399,161,000	2.880	10/24/08	398,426,544
Citigroup Funding, Inc.
450,000,000	6.500	10/01/08	450,000,000
240,000,000	2.940	11/05/08	239,314,000
250,000,000	2.940	11/06/08	249,265,000
200,000,000	2.940	11/07/08	199,395,667
100,000,000	2.940	11/10/08	99,673,333
100,000,000	2.920	11/21/08	99,586,333
145,000,000	2.920	11/24/08	144,364,900
145,000,000	2.930	12/11/08	144,162,101
Gemini Securitization Corp.
600,000,000	6.250	10/01/08	600,000,000
325,000,000	4.000	10/06/08	324,819,444
50,000,000	2.800	10/30/08	49,887,222
General Electric Capital Corp.
490,000,000	2.600	11/03/08	488,832,167
500,000,000	2.550	11/24/08	498,087,500
745,000,000	2.840	02/05/09	737,535,928
Govco LLC
100,000,000	2.740	10/27/08	99,802,111
100,000,000	2.740	10/28/08	99,794,500
JPMorgan Chase & Co.
590,000,000	2.550	11/07/08	588,453,708
485,000,000	2.955	02/02/09	480,063,508
Jupiter Securitization Corp.
150,000,000	3.850	10/14/08	149,791,458
Kitty Hawk Funding Corp.
65,000,000	2.750	11/14/08	64,781,528
LMA-Americas LLC
200,000,000	7.000	10/01/08	200,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Newport Funding Corp.
$170,000,000	2.820%	10/28/08	$169,640,450
50,000,000	2.800	10/30/08	49,887,222
Old Line Funding Corp.
100,000,000	2.770	10/27/08	99,799,945
40,000,000	2.760	11/03/08	39,898,800
Park Avenue Receivables Co. LLC
193,000,000	2.670	10/10/08	192,871,173
150,541,000	3.850	10/22/08	150,202,910
Ranger Funding Co. LLC
140,000,000	2.750	10/20/08	139,796,806
60,000,000	2.750	11/14/08	59,798,333
Sheffield Receivables Corp.
100,000,000	2.570	10/03/08	99,985,722
300,000,000	4.250	10/07/08	299,787,500
50,000,000	2.730	10/21/08	49,924,167
100,000,000	2.750	10/21/08	99,847,222
65,000,000	2.750	11/19/08	64,756,701
Thames Asset Global Securitization, Inc.
147,390,000	4.000	10/15/08	147,160,727
Thunder Bay Funding, Inc.
107,415,000	2.770	10/08/08	107,357,145
149,783,000	4.000	10/10/08	149,633,217
50,000,000	2.770	10/20/08	49,926,903
72,192,000	2.770	11/03/08	72,008,693
Ticonderoga Funding LLC
185,000,000	4.200	10/01/08	185,000,000
400,000,000	4.250	10/03/08	399,905,556
Yorktown Capital LLC
250,000,000	4.150	10/03/08	249,942,361
250,000,000	2.750	10/23/08	249,579,861
160,000,000	4.300	10/24/08	159,560,444

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$12,615,257,402

Bank Notes — 2.7%
Wells Fargo & Co.
$220,000,000	3.552%	05/01/09	$220,064,778
Wells Fargo Bank N.A.
745,000,000	2.950	05/29/09	745,000,000

TOTAL BANK NOTES			$965,064,778

Certificates of Deposit — 3.7%
Bank of America N.A.
$220,000,000	2.910%	12/19/08	$220,000,000
600,000,000	3.020	02/05/09	600,000,000
500,000,000	3.010	02/09/09	500,000,000

TOTAL CERTIFICATES OF DEPOSIT			$1,320,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 34.3%
Federal Home Loan Bank
$800,000,000	1.810	%(a)	10/01/08	$800,000,000
395,000,000	1.950	(a)	10/01/08	395,000,000
3,000,000,000	2.085	(a)	10/01/08	2,999,524,725
970,000,000	2.090	(a)	10/01/08	970,000,000
467,000	2.070		10/03/08	466,946
800,000	2.100		10/08/08	799,673
332,000,000	3.629	(a)	10/28/08	331,811,868
160,000,000	2.635	(a)	12/06/08	159,938,750
530,000,000	2.817	(a)	12/10/08	530,000,000
561,100,000	2.220		01/02/09	560,311,773
490,000,000	2.760		02/11/09	490,000,000
390,000,000	2.800		02/25/09	390,000,000
400,000,000	3.125		06/19/09	399,878,410
245,575,000	2.700		07/07/09	245,546,788
450,000,000	2.720		09/18/09	450,000,000
Federal Home Loan Mortgage Corp.
1,325,000,000	3.010	(a)	10/20/08	1,325,000,000
250,000,000	2.590		12/29/08	248,399,236
Federal National Mortgage Association
600,000,000	1.800	(a)	10/01/08	599,944,754
400,000,000	1.860	(a)	10/01/08	399,603,453
100,000,000	2.100		10/16/08	99,912,500
200,000,000	2.530		11/17/08	199,339,389
737,500,000	2.660		02/09/09	730,361,410

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$12,325,839,675

Variable Rate Obligations(a) — 12.8%
Allstate Life Global Funding II
$50,000,000	2.548%		10/15/08	$50,000,000
Bank of America N.A.
345,000,000	2.987		10/03/08	345,000,000
616,900,000	2.876		12/18/08	617,104,397
Eli Lilly & Co.
145,000,000	3.078		11/15/08	145,000,000
General Electric Capital Corp.
228,250,000	2.831		10/06/08	228,276,720
215,000,000	3.216		10/24/08	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	2.786		10/01/08	100,000,000
JPMorgan Chase & Co.
565,000,000	2.828		10/03/08	564,982,384
60,000,000	2.931		12/02/08	59,990,984
MassMutual Global Funding II LLC
195,000,000	2.908		10/03/08	195,000,000
MetLife, Inc.(b)
150,000,000	3.113		10/26/08	150,000,000
190,000,000	3.132		11/23/08	190,000,000
Metropolitan Life Global Funding I
295,000,000	3.041		10/09/08	295,000,000
Morgan Stanley
25,000,000	2.566		10/03/08	25,000,000
150,000,000	3.799		10/27/08	150,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
New York Life Insurance Co.(b)
$250,000,000	3.380%	12/22/08	$250,000,000
245,000,000	3.912	12/22/08	245,000,000
Pacific Life Global Funding
100,000,000	2.556	10/06/08	100,000,000
Procter & Gamble Co.
145,000,000	2.879	11/19/08	145,000,000
Wachovia Corp.
45,000,000	3.759	10/28/08	44,996,793
Wells Fargo & Co.
250,000,000	2.546	10/03/08	250,002,190
230,000,000	3.380	12/23/08	230,152,592

TOTAL VARIABLE RATE OBLIGATIONS			$4,595,506,060

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$31,821,667,915

Repurchase Agreements-Unaffiliated Issuers(c) — 8.6%
Bank of America Securities LLC
$100,000,000	0.500%	10/01/08	$100,000,000
Maturity Value: $100,001,389
Collateralized by U.S. Treasury Note, 3.375%, due 10/15/09. The market value of the collateral, including accrued interest, was $102,000,025.
Barclays Capital, Inc.
125,000,000	2.250	10/01/08	125,000,000
Maturity Value: $125,007,813
Collateralized by Federal Farm Credit Bank, 3.750% to 5.100%, due 09/29/11 to 04/01/24, Federal Home Loan Bank, 0.000% to 6.000%, due 11/04/08 to 02/15/28, Federal Home Loan Mortgage Association, 0.000% to 5.875%, due 01/20/09 to 06/19/13, and Federal National Mortgage Association, 4.375% to 5.900%, due 08/04/11 to 08/14/17. The aggregate market value of the collateral, including accrued interest, was $127,500,598.

Deutsche Bank Securities, Inc.
150,000,000	2.750	10/01/08	150,000,000
Maturity Value: $150,011,458
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 07/01/13 to 03/01/48 and Federal National Mortgage Association, 4.500% to 7.000%, due 02/01/13 to 09/01/38. The aggregate market value of the collateral, including accrued interest, was $154,499,910.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Joint Repurchase Agreement Account I
$151,800,000	0.400%	10/01/08	$151,800,000
Maturity Value: $151,801,687
Joint Repurchase Agreement Account II
2,575,000,000	1.944	10/01/08	2,575,000,000
Maturity Value: $2,575,139,050
UBS Securities LLC
14,300,000	0.130	10/01/08	14,300,000
Maturity Value: $14,300,052
Collateralized by U.S. Treasury Note, 4.625%, due 02/15/17. The market value of the collateral, including accrued interest, was $14,590,305.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$3,116,100,000

Repurchase Agreement-Affiliated Issuers(c) — 0.3%
Goldman, Sachs & Co.
$100,000,000	1.250%	10/01/08	$100,000,000
Maturity Value: $100,003,472
Collateralized by Federal Home Loan Mortgage Association, 5.500%, due 08/01/38 and Federal National Mortgage Association, 5.500% to 6.500%, due 07/01/36 to 12/01/37. The aggregate market value of the collateral, including accrued interest, was $102,999,995.

TOTAL INVESTMENTS — 97.5%			$35,037,767,915

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%			898,543,055

NET ASSETS — 100.0%			$35,936,310,970

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest Rate disclosed is that which is in effect at September 30, 2008.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2008, these securities amounted to $935,000,000 approximately 2.6% of net assets.
(c) Unless noted, all repurchase agreements were entered into on September 30, 2008. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments Section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 1.1%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$8,360,000	6.380%	10/02/08	$8,360,000
Alabama State Public School & College Authority VRDN RB ROCS-RR-II R-11310 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,115,000	3.940	10/02/08	4,115,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,200,000	4.250	10/01/08	3,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	4.250	10/01/08	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 A (A-1/VMIG1)
9,500,000	7.020	10/01/08	9,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	4.250	10/01/08	18,500,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	4.250	10/01/08	6,150,000
Huntsville Health Care Authority CP Series 2008
41,500,000	1.550	10/07/08	41,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	8.010	10/02/08	7,500,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
13,700,000	5.500	10/01/08	13,700,000

			$123,325,000

Alaska — 0.0%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2007 D (Landesbank Baden-Wurttemberg SPA) (A-1/VMIG1)
$4,110,000	8.500%	10/01/08	$4,110,000

Arizona — 1.9%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 C (Bank of Nova Scotia LOC) (A-1+)
$12,675,000	8.000%	10/01/08	$12,675,000
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
14,500,000	7.880	10/01/08	14,500,000
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
14,800,000	7.880	10/01/08	14,800,000
Arizona School District TANS Financing Program COPS Series 2008 (SP-1+/MIG1)
29,300,000	3.000	07/30/09	29,627,707
Arizona State Transportation Board Highway Revenue VRDN RB Putters Series 2008-3097 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,540,000	4.750	10/02/08	3,540,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Arizona — (continued)
Arizona State Transportation Board Highway Revenue VRDN RB ROCS-RR-II R-8086 Series 2008 (Citigroup Financial Products) (A-1+)(a)
$10,115,000	5.000%	10/02/08	$10,115,000
Arizona State Transportation Board Highway Revenue VRDN RB ROCS-RR-II R-8097 Series 2008 (Citigroup Financial Products) (A-1+)(a)
5,800,000	4.550	10/02/08	5,800,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,680,000	5.250	10/02/08	3,680,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
13,120,000	5.150	10/02/08	13,120,000
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (MIG1/A-1+)
15,790,000	3.500	07/01/09	15,993,866
Gilbert Arizona GO VRDN Putters Series 2008-3134 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,860,000	4.750	10/02/08	6,860,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Putters Series 2008-2658 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,825,000	4.950	10/02/08	1,825,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB ROCS-RR-II R-12039 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,100,000	4.540	10/02/08	6,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems RB Salt River Project Series 2001 A (MIG1/A-1+)
3,205,000	5.000	01/01/09	3,230,153
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA) (A-1+)(a)
12,275,000	8.250	10/02/08	12,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA) (A-1+)(a)
16,500,000	4.750	10/02/08	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
15,850,000	4.730	10/02/08	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-II R-1002 Series 2002 (Citigroup Global Markets SPA) (VMIG1)(a)
10,790,000	4.420	10/02/08	10,790,000
Scottsdale Municipal Property Corp. Excise Tax VRDN RB Putters Series 2006-1570 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,500,000	6.400	10/02/08	4,500,000

			$201,781,726

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — 2.6%
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C RMKT 08/28/08 (California Public Employees Retirement System and Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
$16,400,000	7.750%	10/02/08	$16,400,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 D-1 (BNP Paribas SPA) (A-1+/VMIG1)
17,600,000	8.000	10/01/08	17,600,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,860,000	5.070	10/02/08	8,860,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,200,000	5.700	10/02/08	1,200,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
2,000,000	4.820	10/02/08	2,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008 B-1 (A-1/VMIG1)
34,100,000	8.000	10/01/08	34,100,000
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 A (U.S. Bank N.A. LOC) (A-1+/VMIG1)
6,000,000	3.950	10/01/08	6,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2008 A3 RMKT 03/26/08 (A-1+/VMIG1)
6,000,000	1.700	04/01/09	6,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2008 A4 RMKT 03/27/08 (A-1+/VMIG1)
6,100,000	1.700	04/01/09	6,100,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT 03/28/08 (A-1+/VMIG1)
5,000,000	1.700	04/01/09	5,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-2 (BNP Paribas LOC) (A-1+/VMIG1)
6,230,000	6.250	10/01/08	6,230,000
California State Department of Water Resources VRDN RB Putters Series 2008-3019 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,500,000	5.850	10/02/08	5,500,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	4.020	10/02/08	4,000,000
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co. LOC) (A-1+)(a)
5,986,500	4.760	10/02/08	5,986,500
California State GO VRDN Series 2005 Subseries B-2 (Societe Generale LOC) (A-1+/VMIG1)
8,195,000	8.500	10/01/08	8,195,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 B (A-1)
33,800,000	6.250	10/02/08	33,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 A (A-1+/VMIG1)
$27,675,000	6.250%	10/02/08	$27,675,000
California Statewide Communities Development Authority VRDN RB ROCS-R-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1+)(a)
4,100,000	4.570	10/02/08	4,100,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC) (A-1+/VMIG1)
11,610,000	7.300	10/01/08	11,610,000
Los Angeles California Department of Water & Power VRDN RB ROCS-R-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
2,695,000	4.220	10/02/08	2,695,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-2 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
25,470,000	6.250	10/02/08	25,470,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-R-II R-11565 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
5,525,000	4.450	10/02/08	5,525,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,295,000	4.300	10/02/08	3,295,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-3 (BNP Paribas SPA) (A-1+/VMIG1)
7,700,000	5.050	10/01/08	7,700,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-4 (BNP Paribas SPA) (A-1+/VMIG1)
9,400,000	7.610	10/01/08	9,400,000
Peralta Community College District GO VRDN Putters Series 2008-2682 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)
3,385,000	5.080	10/02/08	3,385,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
3,440,000	4.420	10/02/08	3,440,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1+)(a)
6,900,000	4.190	10/02/08	6,900,000

			$278,166,500

Colorado — 1.9%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible 05/08/08 (Bank of America N.A. SPA) (A-1+)
$20,600,000	7.250%	10/02/08	$20,600,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,290,000	7.930	10/01/08	12,290,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Colorado — (continued)
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-5 (UBS AG SPA) (A-1+/VMIG1)
$19,550,000	8.000%	10/01/08	$19,550,000
Colorado Health Facilities Authority VRDN RB for Sisters Charity Health System Series 2003 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,200,000	7.930	10/01/08	2,200,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,100,000	7.950	10/01/08	12,100,000
Colorado Health Facilities Authority VRDN RB Putters Series 2008-2906Z (FSA) (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
16,660,000	7.050	10/02/08	16,660,000
Colorado Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank AG LOC) (A-1+)
14,400,000	1.800	11/03/08	14,400,000
Colorado Springs Utilities Improvement VRDN RB Subordinated Lien Series 2006 B (Bayerische Landesbank SPA) (A-1/VMIG1)
66,150,000	7.950	10/02/08	66,150,000
Colorado Springs Utilities Improvement VRDN RB Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
35,250,000	9.000	10/02/08	35,250,000
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,550,000	7.920	10/01/08	4,550,000

			$203,750,000

Connecticut — 2.4%
Connecticut State GO Bonds New Money Series 2002 D (AA/Aa3)
$4,485,000	5.250%	11/15/08	$4,503,310
Connecticut State GO VRDN P-Floats-PA-879-R Series 2001 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,945,000	8.460	10/01/08	4,945,000
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA) (A-1+)(a)
21,000,000	5.670	10/02/08	21,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+/VMIG1)
1,910,000	7.750	10/01/08	1,910,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,770,000	6.520	10/02/08	4,770,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2862 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,155,000	6.730	10/02/08	5,155,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-12227 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
11,025,000	4.970	10/02/08	11,025,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U (A-1+/VMIG1)
20,470,000	7.800	10/01/08	20,470,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Connecticut — (continued)
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U2 (A-1+/VMIG1)
$23,500,000	7.650%	10/01/08	$23,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2007 ROCS-RR-II R-12007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
72,200,000	4.600	10/02/08	72,200,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2008 ROCS-RR-II R-9263 (Citigroup Financial Products SPA) (A-1+)(a)
23,145,000	4.790	10/02/08	23,145,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2 (A-1+/VMIG1)
45,675,000	7.650	10/02/08	45,675,000
Connecticut State Health & Educational Facilities Authority VRDN RB Putters Series 2008-3045 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,000,000	4.600	10/02/08	6,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB ROCS-R-II R-9254 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
15,125,000	4.640	10/02/08	15,125,000

			$259,423,310

Delaware — 0.4%
Delaware GO Bonds Series 2008 (AAA/Aaa)
$6,415,000	5.000%	03/01/09	$6,489,673
Delaware State GO Bonds Series 2004 A (AAA/Aaa)
2,015,000	5.000	01/01/09	2,030,967
Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.) (A-1+)
29,830,000	7.500	10/01/08	29,830,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1+)
6,900,000	7.900	10/01/08	6,900,000

			$45,250,640

District of Columbia — 0.5%
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$17,350,000	7.950%	10/02/08	$17,350,000
Washington D.C. GO VRDN Putters Series 2008-3135 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,180,000	4.600	10/02/08	5,180,000
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. LOC) (A-1+/P-1)
35,000,000	1.850	10/07/08	35,000,000

			$57,530,000

Florida — 5.3%
Florida Local Government CP Series 2008 (Wachovia Bank N.A. LOC)
$17,000,000	1.600%	10/06/08	$17,000,000
27,000,000	1.680	10/06/08	27,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1+)(a)
$14,911,000	5.510%	10/02/08	$14,911,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2007 A (AAA/Aa1)
6,205,000	5.000	06/01/09	6,337,472
Florida State Board of Education GO VRDN Eagle Series 2008-0054 Class A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
13,000,000	5.010	10/02/08	13,000,000
Florida State Board of Education GO VRDN Putters Series 2008-2773 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,990,000	5.490	10/02/08	4,990,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,420,000	6.120	10/02/08	7,420,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,310,000	4.440	10/02/08	4,310,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
5,395,000	4.470	10/02/08	5,395,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11389 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,570,000	8.250	10/02/08	4,570,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12067 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,565,000	4.630	10/02/08	6,565,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12078 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
23,050,000	4.320	10/02/08	23,050,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12154 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
9,875,000	5.000	10/02/08	9,875,000
Florida State Board of Education GO VRDN ROCS-RR-II R-3086 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
4,130,000	4.320	10/02/08	4,130,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/A2)
4,870,000	5.000	07/01/09	4,979,479
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,515,000	4.750	10/02/08	4,515,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,000,000	5.850	10/02/08	3,000,000
Fort Lauderdale Water & Sewer VRDN RB ROCS-RR-II R-11508 (Citibank N.A. SPA) (A-1+)(a)
22,340,000	5.770	10/02/08	22,340,000
Gainesville Florida Utilities System VRDN RB Series 2007 A (State Street Bank and Trust Co. SPA) (A-1+/VMIG1)(b)
15,000	7.910	10/01/08	15,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2 (A-1/VMIG1)
30,000,000	8.000	10/02/08	30,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
$30,000,000	7.250%	10/02/08	$30,000,000
Jacksonville Electric Authority VRDN RB for St. Johns River Power Park Systems Putters Series 2008-2935Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,525,000	6.850	10/02/08	7,525,000
Jacksonville Electric Authority VRDN RB Series 2008 3-B-3 (Dexia Credit Local SPA) (VMIG1)
75,000	7.950	10/01/08	75,000
Jacksonville Electric Authority VRDN RB Series 2008 3D2 (Fortis Bank S.A./N.V. SPA) (A-1/VMIG1)(b)
25,000	7.890	10/01/08	25,000
Jacksonville Electric Authority VRDN RB Series 2008 Subseries D (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
90,000	7.750	10/01/08	90,000
Jacksonville Electric Authority VRDN RB Series 2008 Three-B-4 (Dexia Credit Local SPA) (VMIG1)
95,000	7.950	10/01/08	95,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
58,300,000	8.000	10/01/08	58,300,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust SPA) (A-1+/VMIG1)(b)
260,000	7.920	10/01/08	260,000
Jacksonville Electric Systems VRDN RB Series 2008 Three-B-2 (Dexia Credit Local SPA) (VMIG1)
30,000	7.950	10/01/08	30,000
Jacksonville Health Facilities Authority VRDN RB ROCS-RR-II R-186 for Ascension Health Series 2002 (Citibank N.A. SPA) (VMIG1)(a)
11,800,000	6.680	10/02/08	11,800,000
Jacksonville Transportation VRDN RB Series 2008 B (Dexia Credit Local SPA) (A-1+/VMIG1)
975,000	7.920	10/02/08	975,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
17,100,000	8.000	10/01/08	17,100,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 Subseries A-2 (Bank of New York SPA) (A-1+/VMIG1)
5,000,000	6.500	10/02/08	5,000,000
Orlando Utilities Commission System RB Refunding Series 2004 (AA/Aa1)
10,400,000	5.250	07/01/09	10,662,831
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
88,450,000	7.900	10/01/08	88,450,000
Palm Beach County Florida Public Improvement VRDN RB Putters Series 2008-3111 (JPMorgan Chase & Co.) (A-1+)(a)
8,000,000	4.920	10/02/08	8,000,000
Palm Beach County Florida Public Improvement VRDN RB Putters Series 2008-3112 (JPMorgan Chase & Co.) (A-1+)(a)
10,405,000	4.920	10/02/08	10,405,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Palm Beach County School District CP (Bank of America N.A. LOC) (A-1/P-1)
$14,750,000	1.720%	10/09/08	$14,750,000
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008-1122 (Bank of America N.A. SPA) (A-1+)(a)
8,005,000	6.960	10/02/08	8,005,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1+)(a)
12,275,000	6.850	10/02/08	12,275,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
4,245,000	6.420	10/02/08	4,245,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
52,880,000	6.980	10/02/08	52,880,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,780,000	6.630	10/02/08	2,780,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	7.250	10/02/08	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,795,000	4.550	10/02/08	6,795,000

			$570,585,782

Georgia — 3.1%
Cobb County Hospital Authority VRDN RB Anticipation Certificates for Wellstar Health Equipment Pool Project Series 2006 (SunTrust Bank LOC) (A-1+/VMIG1)(a)
$4,000,000	7.980%	10/02/08	$4,000,000
Coweta County Development Authority VRDN PCRB for Yates Georgia Power Company Project Series 2006-1 RMKT 03/24/08 (A-1/P-1)
9,125,000	5.550	10/01/08	9,125,000
Dekalb County Private Hospital Authority VRDN RB RANS for Childrens Healthcare Series 2008 (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
4,210,000	7.920	10/01/08	4,210,000
Dekalb County Water & Sewer VRDN RB ROCS-RR-II R-567 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	8.240	10/02/08	3,135,000
Dekalb County Water & Sewer VRDN RB Series 2008-072 (Dexia Credit Local SPA) (A-1+)(a)(b)
65,000	4.410	10/02/08	65,000
Dekalb County Water & Sewer VRDN RB Series 2008-073 (Dexia Credit Local SPA) (A-1+)(a)(b)
65,000	4.450	10/02/08	65,000
Fulton County Development Authority VRDN RB Childrens Healthcare Atlanta Series 2008 (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
14,000,000	7.850	10/01/08	14,000,000
Georgia State Austin Trust Certificates GO VRDN Series 2008-1161 (Bank of America N.A. SPA) (A-1+)
5,000,000	8.000	10/02/08	5,000,000
Georgia State GO Bonds Series 1999 B (AAA/Aaa)
7,770,000	5.750	08/01/09	8,028,445

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
Georgia State GO Bonds Series 2007 F (AAA/Aaa)
$3,880,000	4.000%	12/01/08	$3,885,422
Georgia State GO Bonds Series 2007 G (AAA/Aaa)
4,680,000	5.000	12/01/08	4,694,151
Georgia State GO Bonds Unrefunded Balance Series 1994 B (AAA/Aaa)
4,900,000	5.250	03/01/09	4,969,398
Georgia State GO VRDN ROCS-RR-II R-11491 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
10,690,000	3.780	10/02/08	10,690,000
Georgia State GO VRDN ROCS-RR-II R-11544 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	3.660	10/02/08	2,000,000
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/Aa3)
9,500,000	5.000	06/01/09	9,696,355
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
16,745,000	5.920	10/02/08	16,745,000
Gwinnett County School District VRDN MERLOTs Series 2008 D191 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,710,000	4.030	10/01/08	5,710,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,690,000	7.920	10/01/08	10,690,000
Metropolitan Atlanta Rapid Transit Authority CP Series 2004 (Dexia Credit Local SPA) (A-1+/P-1)
9,000,000	1.620	10/06/08	9,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Putters Series 2008-2674 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)
13,315,000	5.200	10/02/08	13,315,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
2,025,000	8.000	10/01/08	2,025,000
Monroe County Development Authority VRDN PCRB for Georgia Power Authority Series 2006-2 RMKT 04/08/08 (A-1/VMIG1)
7,065,000	5.500	10/01/08	7,065,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1+)
19,000,000	1.650	10/01/08	19,000,000
51,886,000	1.850	10/07/08	51,886,000
46,282,000	1.900	10/08/08	46,282,000
23,494,000	1.850	10/08/08	23,494,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT 04/11/97 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,400,000	7.500	10/01/08	5,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT 04/11/97 (Bayerische Landesbank LOC) (A-1+/VMIG1)
8,700,000	7.900	10/01/08	8,700,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.) (VMIG1)(a)
3,995,000	6.120	10/02/08	3,995,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
Private Colleges & Universities Authority VRDN RB for Emory University Series 2002 B (A-1+/VMIG1)
$4,475,000	7.900%	10/01/08	$4,475,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-1 (A-1+/VMIG1)
1,200,000	6.400	10/02/08	1,200,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2000 B (A-1+/VMIG1)
2,630,000	8.250	10/01/08	2,630,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 B-2 (A-1+/VMIG1)
3,100,000	7.840	10/02/08	3,100,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-3 RMKT 04/23/08 (VMIG1)
5,400,000	7.840	10/02/08	5,400,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-4 RMKT 04/22/08 (A-1/VMIG1)
4,400,000	7.840	10/02/08	4,400,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2008-1156 (Bank of America N.A.) (A-1+)(a)
7,500,000	5.890	10/02/08	7,500,000

			$335,575,771

Hawaii — 0.1%
Hawaii State GO Bonds Refunding Series 2002 CY (FSA) (Citibank N.A. SPA) (AAA/Aaa)
$6,000,000	4.000%	02/01/09	$6,025,528
Hawaii State GO VRDN Eagle Series 2008-0002 Class A (Citigroup Financial Products) (A-1+)(a)
9,900,000	4.750	10/02/08	9,900,000

			$15,925,528

Idaho — 0.1%
Idaho Health Facilities Authority VRDN RB for Ascension Health Service Care Series 2008 D (A-1+/VMIG1)
$12,000,000	7.750%	10/01/08	$12,000,000

Illinois — 3.6%
Champaign County GO VRDN Putters Series 2008-2713 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$4,895,000	5.250%	10/02/08	$4,895,000
Chicago GO VRDN Eagle Series 2008-0016 Class A (Citigroup Financial Products (A-1+/VMIG1)(a)
5,180,000	5.000	10/02/08	5,180,000
Chicago GO VRDN ROCS-RR-II R-8099 Series 2008 (Citigroup Financial Products) (A-1+)(a)
5,500,000	4.730	10/02/08	5,500,000
Chicago Metropolitan Water District Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-3964 Series 2007 (Dexia Credit Local SPA) (F1+)(c)
7,075,000	1.900	10/01/08	7,075,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN MERLOTs Series 2008 C31 (Bank of New York N.A. SPA) (A-1+)(a)
$3,500,000	4.830%	10/01/08	$3,500,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN Putters Series 2008-2854 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,580,000	6.100	10/02/08	9,580,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	4.060	10/02/08	2,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-6077 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,370,000	4.460	10/02/08	5,370,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA) (VMIG1)(a)
4,995,000	4.800	10/02/08	4,995,000
Cook County GO TANS Series 2008 (SP-1+/MIG1)
16,500,000	3.000	08/03/09	16,692,732
Cook County Township High School District No. 225 Northfield Township GO VRDN Putters Series 2008-2445 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,130,000	5.250	10/02/08	2,130,000
Illinois Educational Facilities Authority RB University of Chicago Series 2003 A (AA/Aa1)
3,225,000	5.000	07/01/09	3,300,397
Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2001 B-1 (VMIG1)
15,700,000	1.850	07/28/09	15,700,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
15,555,000	1.900	01/15/09	15,555,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,150,000	7.930	10/01/08	4,150,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-5 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
9,000,000	7.930	10/01/08	9,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries C-2B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,625,000	7.930	10/01/08	1,625,000
Illinois Finance Authority VRDN RB Chicago Symphony Orchestra Series 2008 (RBS Citizens N.A. SPA) (VMIG1)
7,000,000	6.500	10/02/08	7,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2004 B-2 (UBS AG SPA) (A-1+/VMIG1)
16,600,000	7.900	10/01/08	16,600,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1+/VMIG1)
11,000,000	7.900	10/02/08	11,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1+/VMIG1)
$32,125,000	7.900%	10/02/08	$32,125,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
11,000,000	7.900	10/02/08	11,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
10,625,000	4.250	10/01/08	10,625,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries A (A-1+/VMIG1)
1,000,000	7.500	10/01/08	1,000,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries B (A-1+/VMIG1)
1,945,000	7.800	10/01/08	1,945,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
24,500,000	7.800	10/01/08	24,500,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries C (A-1+/VMIG1)
4,500,000	7.800	10/01/08	4,500,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
4,541,000	6.500	10/02/08	4,541,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/VMIG1)
3,550,000	6.500	10/02/08	3,550,000
Illinois Finance Authority VRDN RB ROCS-RR-II R-6015 Series 2004 (Citigroup, Inc. SPA) (A-1+)(a)
5,540,000	4.360	10/02/08	5,540,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 1995 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
35,100,000	7.930	10/01/08	35,100,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1)
18,200,000	1.750	10/06/08	18,200,000
13,500,000	1.750	10/20/08	13,500,000
13,500,000	1.750	01/12/09	13,500,000
Illinois State GO Bonds Series 2005 (AA/Aa3)
3,800,000	5.000	04/01/09	3,858,895
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
3,500,000	4.010	10/02/08	3,500,000
Illinois State GO VRDN ROCS-RR-II R-12069 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
4,000,000	4.580	10/02/08	4,000,000
Illinois State Sales Tax VRDN RB MERLOTs Series 2001 A-102 (Bank of New York N.A. SPA) (A-1+)(a)
20,330,000	4.910	10/01/08	20,330,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local SPA) (F1+)(c)
23,780,000	1.950	11/20/08	23,780,000

			$385,943,024

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Indiana — 1.8%
Indiana Bond Bank VRDN RB Special Program Gas Revenue Putters Series 2008-2882 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$7,495,000	6.490%	10/02/08	$7,495,000
Indiana Health & Educational Facility Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,125,000	5.950	10/02/08	9,125,000
Indiana Health Facilities Financing Authority VRDN RB Ascension Health Series 2003 E-6 (AA/Aa1)
37,000,000	1.750	04/01/09	37,000,000
Indiana State Finance Authority Health Systems VRDN RB Sisters St. Francis Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
17,000,000	8.750	10/02/08	17,000,000
Indiana State Finance Authority Health Systems VRDN RB Sisters St. Francis Series 2008 B (JPMorgan Chase & Co. LOC) (VMIG1)
10,900,000	7.900	10/02/08	10,900,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
10,400,000	7.750	10/01/08	10,400,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-2 (A-1+/VMIG1)
19,000,000	7.800	10/01/08	19,000,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-3 (A-1+/VMIG1)
23,000,000	7.800	10/01/08	23,000,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)(c)
12,860,000	1.950	10/02/08	12,860,000
Indiana State Finance Authority VRDN RB Putters Series 2006-1642 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
965,000	4.750	10/02/08	965,000
Indianapolis Local Public Improvement Bond Bank Limited Recourse Notes Series 2007 F (SP-1+)
5,800,000	4.000	01/12/09	5,813,422
Indianapolis Local Public Improvement Bond Bank RB Series 2008 A-1 (SP-1+)
4,400,000	2.250	10/01/08	4,400,000
Indianapolis Local Public Improvement Bond Bank Revenue Notes Series 2008 B-1 (FSA) (SP-1+)
9,050,000	2.250	10/01/08	9,050,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Floater Series 2006-3390 (Dexia Credit Local SPA) (A-1+)(c)
5,110,000	1.900	10/02/08	5,110,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Putters Series 2008-3052 (JPMorgan Chase & Co. SPA) (AAA)(a)
8,160,000	4.710	10/02/08	8,160,000
Mount Vernon Solid Waste Disposal VRDN PCRB for General Electric Co. Project Series 2004 (VMIG1)
2,500,000	5.200	10/01/08	2,500,000
Purdue University VRDN RB Student Facilities System Series 2005 A (A-1+/VMIG1)
15,575,000	8.250	10/01/08	15,575,000

			$198,353,422

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Iowa — 0.0%
Iowa Finance Authority RB Revolving Fund Series 2001 (AAA/Aaa)
$3,725,000	5.250%	08/01/09	$3,830,473

Kansas — 0.5%
Kansas Development Finance Authority VRDN RB ROCS-RR-II R-6518 Series 2005 (Citigroup, Inc. SPA) (VMIG1)(a)
$4,640,000	5.010%	10/02/08	$4,640,000
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,840,000	5.260	10/02/08	3,840,000
Kansas State DOT Highway VRDN RB Series 2000 B-1 (Kansas State LOC) (A-1+/VMIG1)
4,150,000	4.500	10/01/08	4,150,000
Kansas State DOT Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
24,660,000	8.700	10/01/08	24,660,000
Kansas State DOT VRDN RB Putters Series 2008-3123 (JPMorgan Chase & Co. SPA) (A-1+)(a)
16,965,000	4.750	10/02/08	16,965,000

			$54,255,000

Kentucky — 0.5%
Kentucky Asset/Liability Community General Fund TRANS Series 2008 A (SP-1+/MIG1)
$16,400,000	3.000%	06/25/09	$16,543,805
Kentucky Asset/Liability CP Series 2008 A (Dexia Credit Local SPA) (A-1+)
36,000,000	1.700	10/06/08	36,000,000
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
2,000,000	7.830	10/01/08	2,000,000

			$54,543,805

Louisiana — 0.3%
East Baton Rouge Parish VRDN PCRB Refunding for Exxon Project Series 1989 (A-1+/P-1)
$3,000,000	5.100%	10/01/08	$3,000,000
Louisiana Public Facilities Authority Hospital VRDN RB Refunding for Franciscan Mission Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
5,000,000	9.000	10/02/08	5,000,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
5,585,000	8.250	10/01/08	5,585,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Series 1996 (Bank of New York LOC) (P-1)
17,220,000	8.250	10/01/08	17,220,000

			$30,805,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Maryland — 2.1%
John Hopkins University CP Series 2008 E (Bank of America N.A. LOC) (A-1+/P1)
$19,500,000	1.750%	10/07/08	$19,500,000
19,000,000	1.780	11/04/08	19,000,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B (A-1+/VMIG1)
37,400,000	7.200	10/01/08	37,400,000
Maryland State GO Bonds Capital Improvement Series 2005 A (AAA/Aaa)
2,000,000	5.250	02/15/09	2,025,732
Maryland State GO VRDN ROCS-R-II R-11545 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
1,825,000	4.060	10/02/08	1,825,000
Maryland State Health & Higher Educational Facilities Authority for John Hopkins University CP Series 2008 B (Wachovia Bank N.A.) (A-1+)
48,650,000	1.850	10/01/08	48,650,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B (A-1+/VMIG1)
13,000,000	7.750	10/01/08	13,000,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A-1+/P-1)
18,000,000	1.800	10/01/08	18,000,000
18,000,000	1.700	12/01/08	18,000,000
21,000,000	1.730	12/10/08	21,000,000
Prince Georges County GO VRDN Putters Series 2008-2573 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,000,000	7.990	10/02/08	3,000,000
Washington Suburban Sanitation District GO VRDN BANS Series 2008 A-8 (Landesbank Hessen-Thueringen SPA) (VMIG1)
23,000,000	7.750	10/01/08	23,000,000

			$224,400,732

Massachusetts — 5.7%
Massachusetts Bay Transportation Authority CP Series 2008 B (Fortis Bank SPA) (A-1+)
$28,800,000	1.750%	12/04/08	$28,800,000
Massachusetts Bay Transportation Authority Munitops Certificates Trust VRDN RB Non-AMT Certificates Series 2007-57 (Bank of America N.A. SPA) (VMIG1)(a)
8,675,000	4.140	10/02/08	8,675,000
Massachusetts Bay Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4368 Series 2007 (Wells Fargo Bank SPA) (A-1+)(a)
5,060,000	4.750	10/01/08	5,060,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Floater Series 2008 DCL-044 (Dexia Credit Local SPA ) (A-1)
27,320,000	1.950	07/01/34	27,320,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB P-Floats-PT-3684 Series 2006 (Dexia Credit Local SPA) (A-1+)(c)
5,495,000	1.900	10/02/08	5,495,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,720,000	7.370	10/02/08	6,720,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
Massachusetts Bay Transportation Authority Sales Tax VRDN RB ROCS-RR-II R-11492 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
$2,600,000	4.370%	10/02/08	$2,600,000
Massachusetts Bay Transportation Authority Special Assessment VRDN ROCS-RR-II R-507 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	4.000	10/02/08	5,000,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8028 (Dexia Credit Local SPA) (VMIG1)(a)
12,775,000	1.950	12/11/08	12,775,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8029 (Dexia Credit Local SPA) (VMIG1)
10,935,000	1.950	12/11/08	10,935,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8031 (Dexia Credit Local SPA) (VMIG1)
8,845,000	1.950	12/11/08	8,845,000
Massachusetts Bay Transportation Authority VRDN RB MERLOTs Series 2008 C40 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,370,000	4.700	10/01/08	5,370,000
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1+)(a)
6,000,000	5.950	10/02/08	6,000,000
Massachusetts School Building Authority CP Series 2008 A (Bank of Nova Scotia SPA) (A-1/P-1)
7,500,000	1.630	02/06/09	7,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1+)(a)
5,180,000	5.990	10/02/08	5,180,000
Massachusetts State Development Finance Agency Boston College VRDN RB ROCS-RR-II R-11286 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	4.590	10/02/08	4,000,000
Massachusetts State Development Finance Agency VRDN RB Clark University Series 2008 (T.D. BankNorth N.A. LOC) (A-1+/VMIG1)
6,650,000	7.500	10/01/08	6,650,000
Massachusetts State GO VRDN Floaters Series 2006-1496 (Rabobank) (F1+)(a)
5,700,000	4.030	10/02/08	5,700,000
Massachusetts State GO VRDN Refunding Series 1998 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
14,700,000	7.200	10/02/08	14,700,000
Massachusetts State GO VRDN Refunding Series 2005 A (Citibank N.A. SPA) (A-1+/VMIG1)
6,225,000	7.900	10/01/08	6,225,000
Massachusetts State GO VRDN ROCS-R-II R-11600 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
10,600,000	4.060	10/02/08	10,600,000
Massachusetts State GO VRDN ROCS-R-II R-4100 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
19,465,000	4.220	10/02/08	19,465,000
Massachusetts State GO VRDN ROCS-R-II R-6107 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
10,445,000	4.320	10/02/08	10,445,000
Massachusetts State GO VRDN ROCS-R-II R-8117 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
10,405,000	4.360	10/02/08	10,405,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-1 (A-1+)
17,500,000	1.570	03/02/09	17,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
$5,000,000	1.570%	03/03/09	$5,000,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-2 (A-1+)
9,580,000	1.550	10/07/08	9,580,000
9,000,000	1.550	11/04/08	9,000,000
12,000,000	1.700	02/02/09	12,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Boston College ROCS-RR-II R-11320 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
6,500,000	4.760	10/02/08	6,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 1996 F (A-1+/VMIG1)
18,200,000	8.000	10/02/08	18,200,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Issue Series 2000 Y (A-1+/VMIG1)
5,350,000	6.400	10/02/08	5,350,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,425,000	6.000	10/02/08	3,425,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,390,000	4.750	10/02/08	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-12071 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
17,090,000	4.530	10/02/08	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-9225 Series 2008 (Citigroup Financial Products) (A-1+)(a)
5,010,000	4.520	10/02/08	5,010,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-9226 Series 2008 (Citigroup Financial Products) (A-1+)(a)
10,430,000	4.520	10/02/08	10,430,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 1999 R (A-1+/VMIG1)
2,395,000	3.750	10/01/08	2,395,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 2004 GG-1 (A-1+/VMIG1)
29,135,000	7.670	10/02/08	29,135,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Putters Series 2008-3074 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	4.840	10/02/08	5,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-2 (A-1+/VMIG1)
5,400,000	6.400	10/02/08	5,400,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Northeastern University Series 2008 Q (Bank of America N.A. LOC) (VMIG1)
8,150,000	4.400	10/01/08	8,150,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-2 (A-1+/VMIG1)
8,000,000	7.750	10/02/08	8,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$11,630,000	7.810%	10/02/08	$11,630,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-4 (Citibank N.A. SPA) (A-1+/VMIG1)
2,800,000	7.840	10/02/08	2,800,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-3 (Citibank N.A. SPA) (A-1+/VMIG1)
19,160,000	7.840	10/02/08	19,160,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-4 (Bank of America N.A. SPA) (A-1+/VMIG1)
26,355,000	7.840	10/02/08	26,355,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 1995 G (Bank of America N.A. SPA) (A-1+/VMIG1)
3,300,000	7.880	10/01/08	3,300,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Williams College Series 2006 J (A-1+/VMIG1)
11,174,000	7.200	10/02/08	11,174,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Tufts University Series 2008 N-2 (Bank of America N.A. SPA) (A-1+/VMIG1)
16,200,000	7.700	10/01/08	16,200,000
Massachusetts State Health & Educational Facilities VRDN RB for Harvard University Series 2000 BB (A-1+/VMIG1)
6,790,000	7.670	10/02/08	6,790,000
Massachusetts State Water Pollution Abatement Trust VRDN RB Putters Series 2008-2591 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,100,000	5.250	10/02/08	4,100,000
Massachusetts State Water Resources Authority VRDN RB P-Floats-PA-1420 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	5.980	10/01/08	5,000,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2660 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,745,000	4.950	10/02/08	3,745,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
62,670,000	6.400	10/02/08	62,670,000
Massachusetts State Water Resources Authority VRDN RB ROCS-RR-II R-11504 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
3,065,000	4.440	10/02/08	3,065,000
Massachusetts Water Resources Authority CP Series 2008-S94 (Bayerische Landesbank LOC) (A-1+/P-1)
7,000,000	1.500	10/08/08	7,000,000
17,000,000	1.700	10/09/08	17,000,000

			$617,009,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Michigan — 3.0%
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1+/VMIG1)
$7,000,000	4.000%	10/01/08	$7,000,000
Michigan Municipal Bond Authority VRDN RB Putters Series 2002-286 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,100,000	7.990	10/02/08	4,100,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,800,000	4.680	10/02/08	3,800,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
3,740,000	5.000	10/02/08	3,740,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
57,200,000	7.800	10/01/08	57,200,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-1 (A-1+/VMIG1)
25,520,000	7.750	10/01/08	25,520,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-3 (A-1+/VMIG1)
13,400,000	7.750	10/01/08	13,400,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-4 (A-1+/VMIG1)
6,500,000	7.800	10/01/08	6,500,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-5 (A-1+/VMIG1)
5,000,000	7.750	10/01/08	5,000,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-7 (A-1+/VMIG1)
4,500,000	7.750	10/01/08	4,500,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,185,000	6.300	10/02/08	6,185,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Hospital Henry Ford Health Series 2006 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,930,000	7.900	10/01/08	5,930,000
Michigan State Hospital Finance Authority VRDN RB Refunding for McLaren Health Care Series 2008 B (JPMorgan Chase & Co. LOC) (VMIG1)
15,100,000	7.900	10/01/08	15,100,000
Michigan State University VRDN RB General Series 2000 A (DePfa Bank PLC SPA) (A-1/VMIG1)
5,000	7.700	10/01/08	5,000
Michigan State University VRDN RB General Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,900,000	7.820	10/01/08	1,900,000
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)
3,840,000	6.500	10/02/08	3,840,000
University of Michigan VRDN RB General Series 2005 B (A-1+/VMIG1)
35,800,000	7.750	10/02/08	35,800,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Michigan — (continued)
University of Michigan VRDN RB General Series 2008 B (A-1+/VMIG1)
$77,700,000	7.750%	10/02/08	$77,700,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
3,700,000	8.000	10/01/08	3,700,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)
31,385,000	7.750	10/02/08	31,385,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A (A-1+/VMIG1)
4,100,000	8.000	10/01/08	4,100,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/VMIG1)
6,700,000	4.500	10/01/08	6,700,000
University of Michigan VRDN RB Refunding for Medical Service Plan Series 1998 A-1 (A-1+/VMIG1)
1,480,000	4.500	10/01/08	1,480,000

			$324,585,000

Minnesota — 1.4%
Minnesota Public Facilities Authority Water PCRB Series 2005 C (AAA/Aaa)
$5,000,000	5.000%	03/01/09	$5,061,089
Minnesota State GO Bonds Refunding Series 2007
12,000,000	5.000	08/01/09	12,325,234
Minnesota State GO Bonds Series 2002 (AAA/Aa1)
4,000,000	5.250	11/01/08	4,012,212
Minnesota State GO Bonds Series 2005 (AAA/Aa1)
6,000,000	5.000	10/01/08	6,000,000
Minnesota State GO VRDN Eagle Series 2008-0045 A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,600,000	4.750	10/02/08	6,600,000
Minnesota State GO VRDN ROCS-R-II R-6101 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
3,500,000	4.320	10/02/08	3,500,000
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
5,200,000	6.500	10/02/08	5,200,000
Rochester County Mayo Clinic CP Series 2000 B (U.S. Bank N.A. SPA) (A-1+)
9,000,000	1.600	11/13/08	9,000,000
19,500,000	1.800	01/08/09	19,500,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 A (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
10,300,000	8.250	10/01/08	10,300,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 D (A-1+)
10,000,000	1.680	03/30/09	10,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
6,500,000	1.680	05/07/09	6,500,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+)
5,000,000	7.950	10/02/08	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Minnesota — (continued)
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 B-1 (Wells Fargo Bank N.A. LOC) (A-1+)
$7,500,000	6.500%	10/02/08	$7,500,000
University of Minnesota Special Purpose VRDN RB ROCS-R-II R-6106 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
12,025,000	4.540	10/02/08	12,025,000
University of Minnesota VRDN RB ROCS-II R-29 Series 2000 (Citigroup Global Markets SPA) (A-1+)(a)
7,165,000	4.000	10/02/08	7,165,000
University of Minnesota VRDN RB Weekly Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
16,495,000	7.750	10/01/08	16,495,000

			$146,183,535

Mississippi — 0.5%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (VMIG1)
$7,400,000	4.250%	10/01/08	$7,400,000
Mississippi Business Financial Corp. Gulf Opportunity Zone VRDN RB for Chevron U.S.A. Inc. Project Series 2007 B (A-1+/VMIG1)
1,800,000	4.500	10/01/08	1,800,000
Mississippi State GO Bonds Capital Improvement Series 2007 B (AA/Aa3)
8,900,000	4.000	12/01/08	8,915,955
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT 06/04/08 (Bank of America N.A. SPA) (A-1+/VMIG1)
17,685,000	7.500	10/01/08	17,685,000
Mississippi State GO VRDN ROCS-RR-II R-12158 Series 2007 (Citibank) (A-1+/VMIG1)(a)
14,280,000	4.100	10/02/08	14,280,000

			$50,080,955

Missouri — 1.7%
Curators University Systems Facilities VRDN RB Series 2006 B (A-1+/VMIG1)
$6,000,000	4.250%	10/01/08	$6,000,000
Kansas City Special Obligation VRDN RB Refunding for H. Roe Bartle Series 2008 E (Bank of America N.A. LOC) (A-1+/VMIG1)
11,625,000	7.930	10/01/08	11,625,000
Missouri Development Finance Board Cultural Facilities VRDN RB Putters Series 2008-2736 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,925,000	5.060	10/02/08	6,925,000
Missouri State Health & Educational Facilities Authority ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-90 (Bank of America N.A. SPA) (VMIG1)(a)
19,050,000	4.420	10/02/08	19,050,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	6.500	10/02/08	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
8,325,000	8.000	10/01/08	8,325,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Missouri — (continued)
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
$7,500,000	8.000%	10/01/08	$7,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Systems Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
15,000,000	8.000	10/01/08	15,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 A-1 RMKT 05/15/08 (Bank of America N.A. LOC) (A-1+)
15,500,000	7.930	10/01/08	15,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-3 RMKT 05/15/08 (UBS AG SPA) (A-1+)
31,200,000	7.900	10/01/08	31,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT 05/15/08 (U.S. Bank N.A. SPA) (A-1+)
17,200,000	7.900	10/01/08	17,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT 05/15/08 (JPMorgan Chase & Co. SPA) (A-1+)
15,000,000	7.910	10/01/08	15,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2008-2657 (JPMorgan Chase Co. SPA) (VMIG1)(a)
2,300,000	4.950	10/02/08	2,300,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,885,000	7.440	10/02/08	8,885,000
Missouri State Highways and Transportation Commission VRDN RB Putters Series 2008-2623 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,435,000	4.750	10/02/08	2,435,000
Missouri State Highways and Transportation Commission VRDN RB ROCS-RR-II R-8102 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
8,400,000	4.420	10/02/08	8,400,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
2,500,000	4.250	10/01/08	2,500,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (University of Missouri SPA) (A-1+/VMIG1)
2,500,000	4.250	10/01/08	2,500,000

			$185,345,000

Nebraska — 0.2%
American Public Energy Agency Nebraska Gas Supply VRDN RB National Public Gas Agency Project Series 2003 B (Societe General SPA) (A-1+/VMIG1)
$3,113,000	6.500%	10/02/08	$3,113,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
5,995,000	4.950	10/02/08	5,995,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Nebraska — (continued)
Omaha Public Power District Electric VRDN RB Floaters Series 2008-2795 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
$9,045,000	4.710%	10/02/08	$9,045,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
8,570,000	4.620	10/02/08	8,570,000

			$26,723,000

Nevada — 1.2%
Clark County Airport VRDN RB Subordinated Lien Series 2008 D-3 (Bayerische Landesbank LOC) (A-1/VMIG1)
$12,000,000	7.930%	10/01/08	$12,000,000
Clark County Bond Bank CP Series 2008 B (Bank of America N.A. LOC) (A-1+)
8,900,000	1.650	11/07/08	8,900,000
Clark County CP Series 2008 (BNP Paribas LOC) (A-1+/P-1)
7,500,000	1.650	10/02/08	7,500,000
Clark County GO VRDN Putters Series 2008-3079 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,300,000	4.510	10/02/08	3,300,000
Clark County School District GO Bonds Tax Building Series 2008 A (AA/Aa2)
68,000,000	5.000	06/15/09	69,496,817
Clark County School District GO VRDN Putters Series 2006-1429 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,175,000	5.250	10/02/08	6,175,000
Clark County School District GO VRDN ROCS-RR-II R-8090 Series 2008 (Citigroup Financial Products, Inc.) (A-1+)(a)
4,995,000	4.520	10/02/08	4,995,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas and Lloyds TSB Bank SPA) (A-1+/P-1)
4,000,000	1.700	12/04/08	4,000,000
Las Vegas Valley Water District GO Bonds Refunding & Improvement Series 2008 A (AA+/Aa1)
5,400,000	5.000	02/01/09	5,454,048
Truckee Meadows Water Authority CP Series 2008 (Lloyds TSB Bank PLC LOC) (A-1+/P-1)
11,000,000	1.250	10/07/08	11,000,000

			$132,820,865

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$2,500,000	4.350%	10/01/08	$2,500,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,740,000	4.350	10/01/08	5,740,000

			$8,240,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New Jersey — 0.8%
New Jersey Economic Development Authority VRDN RB Refunding for School Facilities Construction Series 2008 V3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$87,600,000	7.930%	10/01/08	$87,600,000

New Mexico — 0.3%
Bernalillo County TRANS Series 2007 (Westdeutsche Landesbank AG SPA) (MIG1)
$23,275,000	4.000%	12/12/08	$23,319,443
University of New Mexico VRDN RB Putters Series 2008-2498 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,990,000	6.580	10/02/08	3,990,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
4,960,000	8.000	10/01/08	4,960,000

			$32,269,443

New York — 8.7%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT 05/23/03 (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
$21,000,000	7.900%	10/01/08	$21,000,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+)
7,600,000	7.750	10/02/08	7,600,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC) (A-1+)
8,000,000	7.750	10/02/08	8,000,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC) (A-1+)
7,800,000	7.750	10/02/08	7,800,000
Metropolitan Transportation Authority VRDN RB Putters Series 2008-3005 (BHAC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,495,000	5.950	10/02/08	3,495,000
New York City GO VRDN Putters Series 2008-2467 (PNC Bank N.A. SPA) (A-1+)(a)
2,595,000	4.150	10/02/08	2,595,000
New York City GO VRDN Putters Series 2008-2831 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	5.250	10/02/08	5,000,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,990,000	5.740	10/02/08	4,990,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	6.030	10/02/08	7,495,000
New York City GO VRDN ROCS-RR-II R-11299 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,390,000	4.330	10/02/08	4,390,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
$5,145,000	4.820%	10/02/08	$5,145,000
New York City GO VRDN ROCS-RR-II R-11501 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
9,170,000	4.340	10/02/08	9,170,000
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,940,000	4.780	10/02/08	5,940,000
New York City GO VRDN Series 1994 Subseries B-9 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
11,800,000	7.830	10/01/08	11,800,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT 05/03/99 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
37,300,000	7.800	10/01/08	37,300,000
New York City GO VRDN Series 1996 Subseries J-3 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
15,500,000	7.830	10/01/08	15,500,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
14,375,000	7.830	10/01/08	14,375,000
New York City GO VRDN Series 2003 Subseries A-4 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
5,800,000	8.150	10/01/08	5,800,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York LOC) (A-1+/VMIG1)
4,625,000	7.760	10/01/08	4,625,000
New York City GO VRDN Series 2004 Subseries H-3 (Bank of New York LOC) (A-1+/VMIG1)
8,000,000	8.000	10/01/08	8,000,000
New York City GO VRDN Series 2005 Subseries F-4 (Royal Bank of Scotland LOC) (A-1+/VMIG1)
5,185,000	9.000	10/02/08	5,185,000
New York City GO VRDN Series 2006 Subseries I-4 (Bank of New York LOC) (A-1+/VMIG1)
26,275,000	8.250	10/01/08	26,275,000
New York City Health & Hospital Corp. VRDN RB for Health Systems Series 2008 D (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
17,000,000	6.250	10/01/08	17,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
37,500,000	7.950	10/01/08	37,500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
43,200,000	7.950	10/01/08	43,200,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-10301 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
11,000,000	4.660	10/02/08	11,000,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
20,173,000	6.620	10/02/08	20,173,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA) (A-1+)(a)
2,750,000	8.000	10/02/08	2,750,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA) (A-1+)(a)
$7,500,000	5.700%	10/02/08	$7,500,000
New York City Municipal Water Finance Authority CP Series 5 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA)
68,000,000	1.750	01/08/09	68,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3092 (JPMorgan Chase & Co. SPA) (A-1+)(a)
14,500,000	6.020	10/02/08	14,500,000
New York City Municipal Water Finance Authority VRDN RB ROCS-R-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
3,600,000	4.400	10/02/08	3,600,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB ROCS RR II R-12010 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
11,800,000	4.590	10/02/08	11,800,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,920,000	7.960	10/02/08	3,920,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2464 (PNC Bank N.A. SPA) (A-1+)(a)
7,185,000	3.980	10/02/08	7,185,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2540 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,940,000	6.780	10/02/08	1,940,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-3000 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,120,000	6.090	10/02/08	6,120,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-3082 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,060,000	4.850	10/02/08	5,060,000
New York City Putters Series 2008-2948 (JPMorgan Chase & Co. SPA) (A-1+)(a)
12,565,000	5.680	10/01/08	12,565,000
New York City Putters Series 2008-2950 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,745,000	5.790	10/01/08	6,745,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA) (A-1+)(a)
3,170,000	5.660	10/02/08	3,170,000
New York City Transitional Finance Authority VRDN Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
7,000,000	8.000	10/01/08	7,000,000
New York City Transitional Finance Authority VRDN RB For Recovery Series 2002-3 Subseries 3G (Bank of New York SPA) (A-1+/VMIG1)
21,570,000	8.000	10/01/08	21,570,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
3,245,000	7.830	10/01/08	3,245,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
$6,100,000	7.850%	10/01/08	$6,100,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-791 (JPMorgan Chase & Co. SPA) (A-1+)(a)
12,540,000	4.750	10/02/08	12,540,000
New York City Transitional Finance Authority VRDN RB Putters Series 2007-1908 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,525,000	4.750	10/02/08	2,525,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
15,910,000	7.850	10/01/08	15,910,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank) (A-1+/VMIG1)
1,685,000	9.000	10/01/08	1,685,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3C (Dexia Credit Local SPA) (A-1/VMIG1)
27,150,000	9.000	10/01/08	27,150,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT 04/29/08 (VMIG1)
9,800,000	6.250	10/02/08	9,800,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	4.750	10/02/08	10,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Putters Series 2007-2381 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,120,000	4.750	10/02/08	4,120,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR II R-11186 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,195,000	4.520	10/02/08	3,195,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	5.000	10/02/08	4,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
18,205,000	6.400	10/02/08	18,205,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,075,000	6.400	10/02/08	2,075,000
New York State Dormitory Authority VRDN RB for Fordham University ROCS-R-II R-11559 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
2,940,000	4.350	10/02/08	2,940,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D2G (Bank of Nova Scotia SPA) (A-1+)
3,200,000	7.830	10/02/08	3,200,000
New York State Environmental Facilities Corp. Personal Income Tax Revenue Floater Series 2008 DCL-043 (Dexia Credit Local SPA) (A-1+)(c)
7,205,000	1.950	10/02/08	7,205,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+)
7,300,000	7.820	10/01/08	7,300,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
$1,300,000	7.850%	10/01/08	$1,300,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
9,000,000	7.820	10/01/08	9,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
20,000,000	7.880	10/01/08	20,000,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT 08/02/07 (FNMA) (VMIG1)
16,900,000	8.900	10/01/08	16,900,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT 05/27/04 (FNMA) (VMIG1)
2,900,000	7.950	10/01/08	2,900,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Landesbank Hessen) (VMIG1)
5,000,000	7.780	10/01/08	5,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT 11/09/06 (FNMA) (VMIG1)
31,800,000	8.050	10/01/08	31,800,000
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+)
5,175,000	7.750	10/01/08	5,175,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
41,000,000	7.770	10/01/08	41,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
27,900,000	7.750	10/01/08	27,900,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
3,000,000	7.740	10/01/08	3,000,000
New York State Thruway Authority Income Tax VRDN RB ROCS-RR-II R-8083 Series 2008 (Citigroup Financial Products) (A-1+)(a)
7,505,000	5.000	10/02/08	7,505,000
New York State Thruway Authority VRDN RB Putters Series 2008-3121 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,350,000	4.540	10/02/08	10,350,000
New York State Thruway Authority VRDN RB Putters Series 2008-3136 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,735,000	4.750	10/02/08	4,735,000
New York State Urban Development Corp. VRDN RB Putters Series 2007-2329 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,680,000	4.750	10/02/08	7,680,000
New York State Urban Development Corp. VRDN RB Putters Series 2008-2980 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,195,000	5.510	10/02/08	9,195,000
New York State Water Authority Austin Trust Certificates VRDN RB Series 2008-203 (Bank of America N.A. SPA) (A-1+)
3,380,000	4.600	10/02/08	3,380,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3094 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
14,995,000	6.070	10/02/08	14,995,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+)(a)
$3,750,000	5.930%	10/02/08	$3,750,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	5.950	10/02/08	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2005 A (Dexia Credit Local SPA) (A-1+/VMIG1)(b)
210,000	8.000	10/01/08	210,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3062 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,130,000	5.250	10/02/08	4,130,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3063 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	6.760	10/02/08	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,925,000	6.080	10/02/08	2,925,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (ABN AMRO Bank N.V. SPA) (A-1+/VMIG1)
6,500,000	7.810	10/02/08	6,500,000
Triborough Bridge & Tunnel Authority VRDN RB ROCS-R-II R-4096 Series 2008 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
15,350,000	4.470	10/02/08	15,350,000

			$937,653,000

North Carolina — 3.8%
Cape Fear Public Utilities Authority Water & Sewer System VRDN RB ROCS-R-II R-11598 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
$8,145,000	4.390%	10/02/08	$8,145,000
Charlotte Douglas International Airport VRDN RB Series 2007 B (Bank of America N.A. LOC) (A-1+/VMIG1)
8,575,000	7.500	10/01/08	8,575,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1+/VMIG1)
12,990,000	9.000	10/01/08	12,990,000
Charlotte Water & Sewer System VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
9,060,000	7.480	10/02/08	9,060,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
6,935,000	7.250	10/02/08	6,935,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1+/VMIG1)
7,450,000	7.250	10/02/08	7,450,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1+/VMIG1)
2,450,000	7.500	10/01/08	2,450,000
Mecklenburg County GO Bonds Refunding Series 2004 C (AAA/Aaa)
2,700,000	5.000	03/01/09	2,734,908
Mecklenburg County GO VRDN Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
1,700,000	7.940	10/01/08	1,700,000
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1+/VMIG1)
2,500,000	7.200	10/02/08	2,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$5,385,000	7.500%	10/01/08	$5,385,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,965,000	7.480	10/02/08	5,965,000
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/VMIG1)
8,800,000	7.260	10/02/08	8,800,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA)(a)
14,365,000	4.750	10/02/08	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	4.730	10/02/08	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	4.730	10/02/08	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University ROCS-RR-II R-12072 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
8,600,000	4.670	10/02/08	8,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
8,355,000	7.480	10/02/08	8,355,000
North Carolina Capital Facilities Financing Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	4.750	10/02/08	15,600,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B (A-1+/VMIG1)
5,785,000	7.750	10/02/08	5,785,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Catholic Health East Series 2008 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
10,350,000	9.500	10/01/08	10,350,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
6,100,000	7.910	10/01/08	6,100,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 B (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
3,285,000	7.500	10/01/08	3,285,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,100,000	7.910	10/01/08	1,100,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 C (Suntrust Bank SPA) (A-1+/VMIG1)
4,090,000	7.910	10/01/08	4,090,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
North Carolina State GO Bonds Highway Series 2004 (AAA/Aaa)
$8,000,000	5.000%	05/01/09	$8,148,361
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
34,825,000	7.500	10/01/08	34,825,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
26,235,000	7.700	10/01/08	26,235,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
6,480,000	7.000	10/01/08	6,480,000
North Carolina State GO VRDN Putters Series 2008-2768 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,055,000	5.160	10/02/08	7,055,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
6,980,000	7.910	10/01/08	6,980,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
13,200,000	7.000	10/01/08	13,200,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
10,490,000	8.000	10/01/08	10,490,000
North Carolina State University Raleigh VRDN RB General Series 2008 A (Bank of America N.A. SPA) (VMIG1)
28,605,000	7.910	10/01/08	28,605,000
North Carolina State University Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
825,000	7.950	10/01/08	825,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,950,000	4.730	10/02/08	4,950,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
6,525,000	6.070	10/02/08	6,525,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
6,450,000	7.250	10/02/08	6,450,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
19,800,000	4.700	10/02/08	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,345,000	4.750	10/02/08	10,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,085,000	4.510	10/02/08	3,085,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
1,250,000	7.700	10/01/08	1,250,000
University of North Carolina VRDN RB Series 2001 C (A-1+/VMIG1)
970,000	7.500	10/01/08	970,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
7,600,000	7.470	10/02/08	7,600,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
Wake County GO VRDN School Series 2007 B (Bank of America N.A. SPA) (A-1+/VMIG1)
$16,900,000	7.470%	10/02/08	$16,900,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,700,000	7.470	10/02/08	1,700,000

			$406,738,269

Ohio — 2.5%
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$4,360,000	5.940%	10/02/08	$4,360,000
Columbus GO VRDN ROCS-RR-II R-11293 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,000,000	4.190	10/02/08	6,000,000
Columbus GO VRDN Sanitation Sewer Series 2006-1 (A-1+/VMIG1)
17,240,000	7.760	10/02/08	17,240,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,005,000	5.560	10/02/08	3,005,000
Franklin County Hospital VRDN RB for Nationwide Children’s Hospital Project Series 2008 E (JPMorgan Chase & Co. SPA) (VMIG1)
16,760,000	7.900	10/02/08	16,760,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
28,600,000	7.850	10/02/08	28,600,000
Lucas County Hospital VRDN RB for Promedica Healthcare Series 2008 B (UBS AG LOC) (A-1+/VMIG1)
4,000,000	7.500	10/01/08	4,000,000
Montgomery County VRDN RB for Catholic Health Series 2006 B-1 (A-1+/VMIG1)
15,325,000	8.000	10/01/08	15,325,000
Montgomery County VRDN RB for Catholic Health Series 2006 B-2 (A-1+/VMIG1)
20,125,000	7.880	10/01/08	20,125,000
Ohio State Building Authority VRDN RB MERLOTs Series 2008 D85 (Wachovia Bank N.A. SPA) (A-1+)(a)(b)
15,000	4.340	10/01/08	15,000
Ohio State GO Bonds Series 2007 A (AA+/Aa1)
4,500,000	5.000	06/15/09	4,606,478
Ohio State GO VRDN Common Schools Series 2005 A (A-1+/VMIG1)
5,350,000	7.800	10/01/08	5,350,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
5,860,000	8.000	10/01/08	5,860,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/VMIG1)
1,100,000	7.800	10/01/08	1,100,000
Ohio State GO VRDN Putters Series 2006-1295 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,215,000	4.750	10/02/08	2,215,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
20,900,000	8.000	10/01/08	20,900,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
6,500,000	8.000	10/01/08	6,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Ohio — (continued)
Ohio State GO VRDN ROCS-R-II R-1101 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
$3,205,000	5.000%	10/02/08	$3,205,000
Ohio State Higher Educational Facility Commission VRDN RB for University Hospital Health System Series 2008 B (RBS Citizens N.A. LOC) (A-1+/VMIG1)
7,600,000	7.860	10/01/08	7,600,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2005 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,750,000	8.000	10/01/08	2,750,000
Ohio State University General Receipts RB Series 2005 A (AA/Aa2)
5,420,000	5.000	06/01/09	5,532,860
Ohio State University General Receipts VRDN RB Putters Series 2008-2548 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,300,000	3.260	10/02/08	1,300,000
Ohio State University General Receipts VRDN RB Series 1999 B (A-1+/VMIG1)
9,890,000	8.250	10/01/08	9,890,000
Ohio State University General Receipts VRDN RB Series 2001 (A-1+/VMIG1)
32,900,000	7.750	10/03/08	32,900,000
Ohio State University General Receipts VRDN RB Series 2005 B (A-1+/VMIG1)
27,000,000	7.750	10/01/08	27,000,000
Ohio State Water Development Authority VRDN RB Floater Series 2008 DCL-046 (Dexia Credit Local SPA) (VMIG1)(a)
17,500,000	1.950	12/11/08	17,500,000

			$269,639,338

Oklahoma(a) — 0.0%
Oklahoma Development Finance Agency Austin Trust Certificates VRDN RB for Integris Health Series 2008-1186 (Bank of America N.A. SPA) (A-1+)
$3,100,000	6.460%	10/02/08	$3,100,000

Oregon — 0.3%
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$4,500,000	8.000%	10/01/08	$4,500,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
8,500,000	8.000	10/01/08	8,500,000
Oregon State GO VRDN Series 1985 73-G (JPMorgan Chase & Co. SPA) (VMIG1)
6,700,000	7.800	10/01/08	6,700,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (A-1+/VMIG1)
7,300,000	7.980	10/01/08	7,300,000

			$27,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Pennsylvania — 1.0%
Delaware Valley Regional Finance Authority Local Government VRDN RB Putters Series 2008-3011 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$8,645,000	6.040%	10/02/08	$8,645,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (Bayerische Landesbank LOC) (A-1/VMIG1)
600,000	7.850	10/01/08	600,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (Bayerische Landesbank LOC) (A-1/VMIG1)
6,800,000	7.850	10/01/08	6,800,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 Mode 1 (Bayerische Landesbank LOC) (A-1/VMIG1)
6,850,000	7.850	10/01/08	6,850,000
Lehigh County General Purpose Authority VRDN RB for Muhlenberg College Series 2008 (Bank of America N.A. LOC) (A-1+/VMIG1)
5,405,000	7.500	10/02/08	5,405,000
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 B (JPMorgan Chase & Co. LOC) (VMIG1)
26,935,000	7.900	10/02/08	26,935,000
Pennsylvania State GO Bonds First Series 2008 (AA/Aa2)
9,665,000	5.000	05/15/09	9,857,395
Pennsylvania State GO Bonds Refunding & Projects First Series 2004 (AA/Aa2)
6,000,000	5.250	02/01/09	6,061,420
Pennsylvania State GO Bonds Refunding Series 2002 (AA/Aa2)
2,000,000	5.000	02/01/09	2,021,433
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA) (A-1+)(a)
3,700,000	4.040	10/02/08	3,700,000
Pennsylvania State Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
17,900,000	7.900	10/02/08	17,900,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
13,430,000	8.210	10/02/08	13,430,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
3,950,000	8.000	10/01/08	3,950,000

			$112,155,248

Rhode Island — 0.1%
Rhode Island State Health & Education Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (A-1+/VMIG1)
$11,865,000	7.950%	10/02/08	$11,865,000
Rhode Island State Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2003 B (A-1+/VMIG1)
2,950,000	7.850	10/02/08	2,950,000

			$14,815,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
South Carolina — 0.4%
Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1+)
$6,000,000	7.250%	10/02/08	$6,000,000
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA) (VMIG1)(a)
1,830,000	5.780	10/02/08	1,830,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local SPA) (A-1+/P-1)
13,000,000	1.750	10/07/08	13,000,000
14,000,000	1.700	10/07/08	14,000,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT 06/18/08 (Bank of America N.A. LOC) (VMIG1)
6,000,000	7.500	10/01/08	6,000,000

			$40,830,000

Tennessee — 2.2%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Catholic Health Series 2004 C (A-1+/VMIG1)
$21,750,000	8.000%	10/01/08	$21,750,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+)
34,800,000	1.780	11/06/08	34,800,000
25,000,000	1.800	11/06/08	25,000,000
Metropolitan Government Nashville & Davidson County CP Series 2008 (California Public Employees Retirement System, California State Teachers Retirement and State Street Bank & Trust SPA) (A-1+)
15,300,000	1.600	11/14/08	15,300,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
29,005,000	7.900	10/02/08	29,005,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A(A-1+/VMIG1)
27,485,000	7.900	10/02/08	27,485,000
Metropolitan Government of Nashville & Davidson County GO Bonds Series 2005 A (AA/Aa2)
4,000,000	5.000	01/01/09	4,019,394
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,505,000	7.000	10/02/08	6,505,000
Tennessee State GO Bonds Series 2007 A (AA+/Aa1)
4,000,000	5.000	10/01/08	4,000,000
Tennessee State GO CP Series 2008 A (Tennessee Consolidated Retirement System) (A-1+)
17,610,000	1.850	11/03/08	17,610,000
38,000,000	1.600	11/13/08	38,000,000
Vanderbilt University CP Series 2008 A (A-1+/P-1)
17,500,000	1.850	10/08/08	17,500,000

			$240,974,394

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — 21.0%
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
$15,446,000	4.670%	10/02/08	$15,446,000
Alvin ISD Munitops II Trust GO VRDN Certificate Series 2007-27 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
22,670,000	4.650	10/02/08	22,670,000
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,975,000	4.720	10/02/08	10,975,000
Bryan ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-16 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
14,065,000	4.440	10/02/08	14,065,000
Cedar Hill ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2005-19 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
15,835,000	4.530	10/02/08	15,835,000
Conroe ISD GO VRDN Putters Series 2008-3061 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	4.740	10/02/08	5,000,000
Cypress-Fairbanks ISD GO VRDN Eagle Series 2008-0051 A (PSF-GTD) (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,650,000	5.000	10/02/08	6,650,000
Cypress-Fairbanks ISD GO VRDN P-Floats-PT-2512 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,740,000	4.340	10/01/08	6,740,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,660,000	6.950	10/02/08	8,660,000
Dallas Area Rapid Transit Sales Tax VRDN RB Eagle Series 2008-0017 A (Citigroup Financial Products) (A-1+/VMIG1)(a)
7,300,000	5.000	10/02/08	7,300,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2008-3046 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,000,000	4.730	10/02/08	8,000,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-9229 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
16,195,000	4.730	10/02/08	16,195,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-9230 Series 2008 (Citigroup Financial Products) (A-1+)(a)
10,525,000	4.720	10/02/08	10,525,000
Dallas County Community College District GO TANS Series 2004 (AAA/Aaa)
3,355,000	5.000	02/15/09	3,391,550
Dallas County Community College District GO VRDN Putters Series 2008-3099 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,560,000	4.750	10/02/08	10,560,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-6 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
16,685,000	4.530	10/02/08	16,685,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-1 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
25,000,000	4.360	10/02/08	25,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Denton County ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-21 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
$12,935,000	4.980%	10/02/08	$12,935,000
Denton ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-30 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
5,000,000	4.980	10/02/08	5,000,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1+)
4,200,000	7.980	10/02/08	4,200,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,700,000	4.620	10/02/08	3,700,000
Denton ISD GO VRDN Putters Series 2008-2765 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,000,000	5.030	10/02/08	7,000,000
Duncanville ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-22 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
18,120,000	4.680	10/02/08	18,120,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
24,000,000	5.190	10/02/08	24,000,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
20,000,000	4.510	10/02/08	20,000,000
El Paso, TX Water & Sewer Systems CP Series 2008 (A-1+/P-1)
11,000,000	1.700	12/02/08	11,000,000
Elgin ISD GO VRDN ROCS-RR-II R-3060 Series 2007 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+)(a)
5,330,000	4.460	10/02/08	5,330,000
Frenship ISD Eclipse Funding Trust GO VRDN Series 2007-0083 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
22,825,000	4.750	10/02/08	22,825,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-31 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
18,530,000	4.980	10/02/08	18,530,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-56 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
4,000,000	4.490	10/02/08	4,000,000
Frisco ISD GO VRDN Putters Series 2007-2291 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,470,000	4.750	10/02/08	3,470,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,222,500	4.480	10/02/08	10,222,500
Grand Prairie ISD GO VRDN ROCS-RR-II R-6096 Series 2007 (PSF-GTD) (Citigroup, Inc. SPA) (A-1+)(a)
5,265,000	4.530	10/02/08	5,265,000
Harris County Austin Trust Certificates VRDN RB Series 2008-1187 (Bank of America N.A. SPA) (A-1+)(a)
3,750,000	6.460	10/02/08	3,750,000
Harris County Cultural Educational Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2008 Subseries C-1 (A-1+)(c)
42,660,000	1.600	11/18/08	42,660,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Harris County Cultural Educational Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2008 Subseries C-2 (A-1+)
$48,340,000	1.600%	11/21/08	$48,340,000
Harris County Flood Control District GO VRDN Refunding Contract Series 2008 B (Dexia Credit Local SPA) (A-1/VMIG1)(b)
150,000	8.000	10/02/08	150,000
Harris County Flood Control District GO VRDN ROCS-RR-II R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
6,800,000	3.880	10/02/08	6,800,000
Harris County GO VRDN Putters Series 2008-2808 (JPMorgan Chase & Co.) (VMIG1)(a)
7,495,000	5.250	10/02/08	7,495,000
Harris County GO VRDN ROCS-RR-II R-11314 Series 2008 (Citibank N.A. SPA) (A-1+)(a)(b)
10,000	3.880	10/02/08	10,000
Harris County GO VRDN ROCS-RR-II R-12191 Series 2007 (Citigroup Financial Products and Bank of New York SPA) (A-1+/VMIG1)(a)
13,255,000	4.520	10/02/08	13,255,000
Harris County Health Facilities Development Corp. VRDN RB Baylor College of Medicine Series 2007 B (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
5,000,000	7.940	10/01/08	5,000,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital System Series 2006 A (A-1+)
242,030,000	7.860	10/02/08	242,030,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Texas Childrens’s Hospital Series 2008-1 (JPMorgan Chase & Co. and Bank of America N.A. SPA) (A-1+/VMIG1)
30,000,000	7.800	10/02/08	30,000,000
Harris County VRDN RB ROCS-R-II R-9262 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
4,635,000	5.040	10/02/08	4,635,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(c)
15,560,000	1.950	10/02/08	15,560,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA) (A-1+)(a)
4,590,000	4.450	10/02/08	4,590,000
Houston Higher Education Finance Corp. VRDN RB Refunding for Rice University Project Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,150,000	8.000	10/01/08	5,150,000
Houston ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-35 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,995,000	4.280	10/02/08	9,995,000
Houston ISD GO VRDN Eagle Series 2008-0018 Class A (Citibank) (A-1+/VMIG1)(a)
4,950,000	4.750	10/02/08	4,950,000
Houston ISD GO VRDN ROCS-RR-II R-11394 Series 2008 (PSF-GTD) (Citibank N.A. SPA) (A-1+)(a)
7,500,000	8.220	10/02/08	7,500,000
Houston ISD GO VRDN ROCS-RR-II R-408 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
7,785,000	4.210	10/02/08	7,785,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Houston Utilities System VRDN RB Series 2008 A-2 (Bank of America N.A. LOC) (A-1+/VMIG1)
$6,200,000	7.250%	10/02/08	$6,200,000
Houston Water & Sewer CP Series 2008 A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
27,000,000	1.700	10/15/08	27,000,000
Houston Water & Sewer System RB Refunding Junior Lien Series 1998 B (FSA) (AAA/Aaa)
5,000,000	5.500	12/01/08	5,028,333
Humble ISD GO VRDN Putters Series 2007-2349 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,935,000	4.750	10/02/08	1,935,000
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
29,115,000	4.490	10/02/08	29,115,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	4.340	10/02/08	8,900,000
Jusdon ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-36 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
17,915,000	4.840	10/02/08	17,915,000
Jusdon ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,950,000	4.660	10/02/08	3,950,000
Katy ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-62 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
5,000,000	4.550	10/02/08	5,000,000
Keller ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-23 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
22,445,000	4.350	10/02/08	22,445,000
Keller ISD GO VRDN Putters Series 2008-2616 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,560,000	6.950	10/02/08	3,560,000
La Vernia ISD Eclipse Funding Trust GO VRDN Series 2007-0081 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,020,000	4.800	10/02/08	10,020,000
Lamar Consolidated ISD GO VRDN ROCS-RR-II R-10276 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
5,120,000	8.240	10/02/08	5,120,000
Leander ISD GO VRDN Putters Series 2008-3067 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,030,000	4.950	10/02/08	5,030,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 A (A-1+/VMIG1)
6,845,000	6.500	10/02/08	6,845,000
Manor Texas ISD Eclipse Funding Trust GO VRDN Series 2007-0088 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,195,000	4.710	10/02/08	10,195,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
McAllen ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PA-1532 Series 2008 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(a)
$13,000,000	6.450%	10/01/08	$13,000,000
McLennan County Junior College GO VRDN Putters Series 2008-2988 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,930,000	4.700	10/02/08	5,930,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
4,190,000	5.500	10/02/08	4,190,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1+)(a)
8,935,000	4.760	10/02/08	8,935,000
North East ISD GO VRDN MERLOTs Series 2007-C-26 (PSF-GTD) (Bank of New York SPA) (A-1+)(c)
5,395,000	3.980	10/01/08	5,395,000
North East ISD GO VRDN Putters Series 2008-2818 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,970,000	5.250	10/02/08	5,970,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA) (A-1+)(a)
5,460,000	6.080	10/02/08	5,460,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1176 (Bank of America N.A. SPA) (A-1+)(a)
3,310,000	8.000	10/02/08	3,310,000
North Texas Municipal Water District Water System VRDN RB Putters Series 2008-3037 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,730,000	5.250	10/02/08	2,730,000
Northside ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-23 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
5,000,000	4.600	10/02/08	5,000,000
Pasadena ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-57 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
10,690,000	4.690	10/02/08	10,690,000
Pearland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-01 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
7,300,000	4.430	10/02/08	7,300,000
Pflugerville ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-17 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,460,000	4.430	10/02/08	9,460,000
Red River Education Finance VRDN RB Christian University Project Series 2000 (VMIG1)
5,400,000	7.750	10/01/08	5,400,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
9,300,000	8.250	10/01/08	9,300,000
Rice University Munitops Certificates Trust VRDN RB Non-AMT Single 144A Series 2007-53 (Bank of America N.A. SPA) (VMIG1)(a)
8,000,000	4.500	10/02/08	8,000,000
San Antonio Electric & Gas Systems RB Series 2006 A (AA/Aa1)
4,000,000	5.000	02/01/09	4,042,349
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2503 (PNC Bank N.A. SPA) (VMIG1)(a)
3,695,000	4.220	10/02/08	3,695,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$9,245,000	5.750%	10/02/08	$9,245,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
5,110,000	4.490	10/02/08	5,110,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
26,450,000	7.750	10/01/08	26,450,000
San Antonio Electric & Gas VRDN RB ROCS-R-II R-3011 Series 2003 (Citigroup Global Markets SPA) (A-1+)(a)
7,170,000	4.000	10/02/08	7,170,000
San Antonio Water Revenue CP Series 2008 (Bank of America N.A. and State Street Bank & Trust SPA) (A-1+/P1)
14,000,000	1.600	10/06/08	14,000,000
Sharyland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-54 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,940,000	4.540	10/02/08	9,940,000
South San Antonio ISD Eclipse Funding Trust GO VRDN Series 2007-0082 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
21,070,000	4.750	10/02/08	21,070,000
Spring Branch ISD GO VRDN ROCS-RR-II R-9211 Series 2008 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+)(a)
20,000,000	4.410	10/02/08	20,000,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
23,500,000	7.900	10/02/08	23,500,000
Texas A&M University VRDN RB Putters Series 2005-945 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,130,000	5.250	10/02/08	4,130,000
Texas DOT CP Series 2008 A (Bank of America N.A. and State Street Bank & Trust LOC) (A-1+/P1)
13,500,000	1.800	12/01/08	13,500,000
Texas Municipal Power CP Series 2005 (Bayerische Landesbank LOC) (A-1+)
25,000,000	1.690	10/01/08	25,000,000
14,000,000	1.800	10/06/08	14,000,000
Texas Public Finance Authority CP Series 2002 (A1+)
7,700,000	1.600	11/06/08	7,700,000
Texas Public Finance Authority CP Series 2003 C (A-1+/F-1+)
9,000,000	1.400	10/02/08	9,000,000
Texas State GO Bonds Public Finance Authority Series 2007 (AA/Aa1)
5,275,000	4.000	10/01/08	5,275,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1+)(a)
5,000,000	4.750	10/02/08	5,000,000
Texas State GO VRDN Eagle Series 2007-0082 A (Bayerische Landesbank SPA) (A-1)(a)
5,000,000	4.700	10/02/08	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1+)(a)
8,685,000	4.760	10/02/08	8,685,000
Texas State GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank SPA) (F1+)(c)
7,270,000	1.950	10/02/08	7,270,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1+)(a)
$9,390,000	4.100%	10/02/08	$9,390,000
Texas State GO VRDN MERLOTs Series 2008 D71 (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
15,000	3.920	10/01/08	15,000
Texas State GO VRDN Putters Series 2006-1645 (JPMorgan Chase & Co. SPA) (VMIG1)(a)(b)
2,310,000	4.750	10/02/08	2,310,000
Texas State GO VRDN Putters Series 2008-2481 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,495,000	4.290	10/02/08	2,495,000
Texas State GO VRDN Putters Series 2008-2486 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,525,000	4.750	10/02/08	4,525,000
Texas State GO VRDN Putters Series 2008-2490 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,565,000	6.610	10/02/08	5,565,000
Texas State GO VRDN Putters Series 2008-2491 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,115,000	6.650	10/02/08	3,115,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,315,000	5.520	10/02/08	8,315,000
Texas State GO VRDN Putters Series 2008-2615 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
11,200,000	6.930	10/02/08	11,200,000
Texas State GO VRDN Putters Series 2008-2618 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,530,000	4.750	10/02/08	4,530,000
Texas State GO VRDN Putters Series 2008-2816 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,400,000	5.250	10/02/08	7,400,000
Texas State GO VRDN Putters Series 2008-2822 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,430,000	5.250	10/02/08	7,430,000
Texas State GO VRDN ROCS-RR-II R-11184 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,215,000	4.890	10/02/08	6,215,000
Texas State GO VRDN ROCS-RR-II R-378 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
9,890,000	4.190	10/02/08	9,890,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
11,000,000	1.700	10/01/08	11,000,000
14,000,000	1.700	10/07/08	14,000,000
20,100,000	1.900	12/11/08	20,100,000
7,400,000	1.900	02/05/09	7,400,000
Texas State TRANS Series 2008 (SP-1+/MIG1)
250,500,000	3.000	08/28/09	253,592,674
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
27,500,000	5.320	10/02/08	27,500,000
Texas State Transportation Commission RB First Tier Series 2006 A (AAA/Aa1)
8,000,000	5.000	04/01/09	8,130,096

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas State Transportation Commission State VRDN RB Series 2008-075 (Dexia Credit Local SPA) (VMIG1)(a)
$45,000,000	1.660%	10/01/08	$45,000,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	5.880	10/02/08	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,000,000	4.640	10/02/08	4,000,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA) (A-1+)(a)
14,395,000	6.090	10/02/08	14,395,000
Texas State Transportation Commission VRDN RB ROCS-RR-II R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
12,000,000	4.280	10/02/08	12,000,000
Texas State Transportation Commission VRDN RB ROCS-RR-II R-12011 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,100,000	4.560	10/02/08	6,100,000
Texas State Transportation Commission VRDN RB ROCS-RR-II R-4094 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
4,615,000	4.320	10/02/08	4,615,000
Texas Technical University CP Series 2008 A-1 (A-1+/P1)
17,500,000	1.600	11/06/08	17,500,000
Texas Transportation Commission BB&T Municipal Securities Trust Certificates VRDN RB Floaters Series 2007-2058 (Branch Banking & Trust SPA) (VMIG1)(a)
30,000	4.260	10/02/08	30,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1+)
6,000,000	5.890	10/02/08	6,000,000
Texas Water Development Board VRDN RB Refunding for State Revolving Subordinated Lien Series 2007 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,000,000	5.000	10/01/08	2,000,000
Texas Water Development Board VRDN RB ROCS-RR-II R-9237 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
8,500,000	4.680	10/02/08	8,500,000
University of Texas CP Series 2008 (A-1/P-1)
21,500,000	1.650	11/04/08	21,500,000
8,900,000	1.650	11/06/08	8,900,000
10,500,000	1.650	02/06/09	10,500,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,990,000	4.600	10/02/08	3,990,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11518 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
16,315,000	4.320	10/02/08	16,315,000
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
77,625,000	7.680	10/02/08	77,625,000
23,025,000	7.950	10/02/08	23,025,000
University of Texas VRDN RB Floater Series 2003 PA-1194 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,000,000	8.470	10/01/08	7,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
University of Texas VRDN RB Putters Series 2008-2775 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$5,105,000	4.890%	10/02/08	$5,105,000
University of Texas VRDN RB Refunding Financing System Series 2001 A (A-1+/VMIG1)
2,100,000	7.680	10/01/08	2,100,000
University of Texas VRDN RB Refunding Financing System Series 2007 B (A-1+/VMIG1)
50,485,000	7.750	10/02/08	50,485,000
42,870,000	7.500	10/02/08	42,870,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University ROCS-RR-II R-9209 Series 2008 (Citigroup Financial Products) (A-1+)(a)
12,255,000	4.890	10/02/08	12,255,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+)
70,550,000	7.700	10/01/08	70,550,000

			$2,270,033,502

Utah — 1.3%
Intermountain Power Agency CP Series 2008 B2 (Bank of Nova Scotia SPA) (A-1+)
$28,900,000	1.700%	10/08/08	$28,900,000
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2007 (AAA/Aaa)
9,400,000	4.000	06/15/09	9,548,844
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
11,600,000	7.830	10/02/08	11,600,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
3,700,000	7.830	10/02/08	3,700,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
49,500,000	4.930	10/02/08	49,500,000
Salt Lake County GO Bonds Series 2007 (AAA/Aaa)
4,725,000	4.000	06/15/09	4,795,532
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	7.750	10/01/08	1,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
14,500,000	7.980	10/02/08	14,500,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
19,700,000	7.900	10/02/08	19,700,000

			$143,244,376

Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency VRDN RB Norwich University Project Series 2008 (RBS Citizens Bank LOC) (VMIG1)
$11,000,000	8.700%	10/01/08	$11,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Virginia — 1.5%
Arlington County Public Improvement GO Bonds Series 2007 (AAA/Aaa)
$2,000,000	5.000%	03/15/09	$2,028,984
Chesterfield County GO VRDN ROCS-RR-II R-11399 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
1,760,000	4.140	10/02/08	1,760,000
Fairfax County Economic Development Authority Lease VRDN RB ROCS-RR-II R-11502 (Citibank N.A. SPA) (A-1+)(a)
3,770,000	3.830	10/02/08	3,770,000
Fairfax County Economic Development Authority VRDN RB Smithsonian Institute Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
3,000,000	6.500	10/02/08	3,000,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-1 (Landesbank Baden-Wurttemberg SPA) (A-1/VMIG1)
6,640,000	7.880	10/01/08	6,640,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 C-1 (A-1/VMIG1)
15,885,000	7.880	10/01/08	15,885,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-1 (A-1+/VMIG1)
10,000,000	1.600	04/20/09	10,000,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-2 (A-1+/VMIG1)
45,000,000	1.600	04/20/09	45,000,000
Hampton Roads Sanitation District Wastewater VRDN RB Putters Series 2008-2673 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,145,000	5.250	10/02/08	4,145,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 D (A-1+/VMIG1)
8,135,000	7.200	10/01/08	8,135,000
Norfolk Economic Development Authority Hospital Facilities VRDN RB Sentara Healthcare Series 2004 B (FSA) (VMIG1)
25,000,000	7.850	10/01/08	25,000,000
University of Virginia ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2005-48 (Bank of America N.A. SPA) (VMIG1)(a)
7,500,000	4.300	10/02/08	7,500,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(a)
12,200,000	4.750	10/02/08	12,200,000
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
1,000,000	7.700	10/01/08	1,000,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
4,500,000	5.000	02/01/09	4,542,948
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
2,200,000	7.900	10/01/08	2,200,000
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
2,000,000	5.000	02/01/09	2,014,983
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,670,000	5.800	10/02/08	3,670,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Virginia — (continued)
Virginia State Resources Authority VRDN RB Clean Water ROCS-RR-II R-11010 (Citibank N.A. SPA) (VMIG1)(a)
$2,475,000	4.170%	10/02/08	$2,475,000

			$160,966,915

Washington — 3.8%
Central Puget Sound Regional Transportation Authority Sales & Use Tax VRDN RB Putters Series 2008-2625Z (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
$6,705,000	8.110%	10/02/08	$6,705,000
Clark County School District No. 37 Vancouver GO Bonds Refunding Series 2003 A (State of Washington LOC)
4,105,000	5.000	06/01/09	4,193,551
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,995,000	5.570	10/02/08	7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,800,000	4.920	10/02/08	4,800,000
Energy Northwest Electric VRDN RB Putters Series 2008-3133 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,120,000	5.700	10/02/08	5,120,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)(c)
14,930,000	1.900	10/02/08	14,930,000
Energy Northwest Washington Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
56,750,000	7.920	10/01/08	56,750,000
King County CP Series 2008 A (Bayerische Landesbank SPA) (A-1/P-1)
17,000,000	1.650	11/07/08	17,000,000
King County GO Bonds Refunding Bond Series 2003 (AAA/Aaa)
6,000,000	5.000	06/01/09	6,133,061
King County GO VRDN Putters Series 2008-2541 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,800,000	6.760	10/02/08	3,800,000
King County School District No. 401 Highline GO VRDN Putters Series 2007-2356 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,415,000	4.750	10/02/08	8,415,000
King County School District No. 405 Bellevue GO Bonds Series 2005 (AA+/Aa1)
4,000,000	5.000	12/01/08	4,019,711
King County Sewer System VRDN RB Putters Series 2008-2924Z (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,515,000	6.740	10/02/08	10,515,000
King County Sewer System VRDN RB ROCS-R-II R-9265 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
13,390,000	5.300	10/02/08	13,390,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA) (VMIG1)
9,940,000	5.145	10/02/08	9,940,000
King County Water & Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
8,085,000	7.750	10/01/08	8,085,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Seattle Water System VRDN RB Series 1995 (Bayerische Landesbank LOC) (A-1+/VMIG1)
$4,700,000	8.700%	10/01/08	$4,700,000
Seattle Water System VRDN RB Series 2002 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,300,000	7.930	10/01/08	1,300,000
Washington State GO Bonds Series 1999-2000 A (AA+/Aa1)
3,000,000	5.625	07/01/09	3,084,672
Washington State GO VRDN Eagle Series 2008-0039 Class A (Citigroup Financial Products SPA) (A-1+)(a)
6,000,000	4.750	10/02/08	6,000,000
Washington State GO VRDN MERLOTs Series 2008 C30 (Bank of New York SPA) (A-1+)(a)
3,000,000	4.760	10/01/08	3,000,000
Washington State GO VRDN Putters Series 2008-2465 (PNC Bank N.A. SPA) (A-1+)(a)
11,650,000	3.910	10/02/08	11,650,000
Washington State GO VRDN Putters Series 2008-2480 (PNC Bank N.A. SPA) (VMIG1)(a)
3,825,000	4.270	10/02/08	3,825,000
Washington State GO VRDN Putters Series 2008-2537 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,310,000	4.750	10/02/08	1,310,000
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	5.810	10/02/08	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,280,000	4.590	10/02/08	4,280,000
Washington State GO VRDN Putters Series 2008-3132 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,495,000	5.820	10/02/08	7,495,000
Washington State GO VRDN ROCS-RR-II R-11298 Series 2007 (Citibank Global Markets SPA) (A-1+)(a)
3,390,000	4.040	10/02/08	3,390,000
Washington State GO VRDN ROCS-RR-II R-11497 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,995,000	3.920	10/02/08	4,995,000
Washington State GO VRDN ROCS-RR-II R-12002 Series 2007 (Citigroup, Inc. SPA) (A-1+/VMIG1)(a)
9,500,000	4.620	10/02/08	9,500,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
17,005,000	5.000	10/02/08	17,005,000
Washington State GO VRDN ROCS-RR-II R-12215 Series 2007 (Bayerische Landesbank SPA) (A-1+)(a)
17,025,000	4.370	10/02/08	17,025,000
Washington State GO VRDN ROCS-RR-II R-12220 Series 2007 (Bayerische Landesbank SPA) (A-1+/VMIG1)(a)
4,800,000	4.620	10/02/08	4,800,000
Washington State GO VRDN ROCS-RR-II R-12221 Series 2007 (Bayerische Landesbank SPA) (A-1+/VMIG1)(a)
6,075,000	4.190	10/02/08	6,075,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Washington State GO VRDN ROCS-RR-II R-6097 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
$4,495,000	5.000%	10/02/08	$4,495,000
Washington State GO VRDN ROCS-RR-II R-9252 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
5,590,000	4.560	10/02/08	5,590,000
Washington State GO VRDN Series 1996 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,500,000	8.250	10/01/08	10,500,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
9,635,000	6.460	10/02/08	9,635,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
985,000	7.930	10/01/08	985,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2008 A-4 (A-1+/VMIG1)
25,235,000	7.880	10/01/08	25,235,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2008 A-5 (A-1+/VMIG1)
43,235,000	8.000	10/01/08	43,235,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2008 A-6 (A-1+/VMIG1)
19,790,000	7.880	10/01/08	19,790,000

			$415,190,995

Wisconsin — 0.8%
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(c)
$16,440,000	1.900%	10/02/08	$16,440,000
State of Wisconsin CP Series 2008 A (California State Teachers Retirement SPA and State Street Bank & Trust Co.) (A-1+/P1)
4,000,000	1.850	10/08/08	4,000,000
Wisconsin State Clean Water VRDN RB Putters Series 2008-2531 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,515,000	4.750	10/02/08	3,515,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Luther Hospital Series 2008 (Mayo Clinic) (A-1+)
13,800,000	1.680	04/15/09	13,800,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
5,000,000	8.000	10/02/08	5,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 B (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
7,500,000	8.000	10/02/08	7,500,000
Wisconsin State Health & Educational Facilities Sisters Hospital Services CP Series 2003 B (FSA) (A-1+/P1)
18,000,000	1.600	10/20/08	18,000,000
Wisconsin State Health & Educational Facilities Sisters Hospital Services CP Series 2008 (FSA)
14,000,000	2.000	10/01/08	14,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Wisconsin — (continued)
Wisconsin State Transportation Board VRDN RB Floater Series 2007-1864 (FSA) (Rabobank Nederland SPA) (F1+)(a)
$7,552,000	4.210%	10/02/08	$7,552,000

			$89,807,000

Wyoming — 0.0%
Sublette County VRDN PCRB for Exxon Project Series 1984 (A-1+/P-1)
$4,300,000	5.100%	10/01/08	$4,300,000

TOTAL INVESTMENTS — 90.6%			$9,817,860,548

OTHER ASSETS IN EXCESS OF LIABILITIES — 9.4%			1,019,042,246

NET ASSETS — 100.0%			$10,836,902,794

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2008, these securities amounted to $2,932,626,000 or approximately 27.1% of net assets.
(b) All or a portion represents a forward commitment.
(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2008, these securities amounted to $163,780,000 or approximately 1.5% of net assets.
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security Ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Investment Abbreviations:
AMT	— Alternative Minimum Tax
BANS	— Bond Anticipation Notes
BB&T	— Branch Banking & Trust
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
ISD	— Independent School District
LOC	— Letter of Credit
MERLOTs	— Municipal Exempt Receipts Liquidity Optional Tenders
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 108.1%
United States Treasury Bills
$179,100,000	0.000%		10/02/08	$179,100,000
300,000,000	0.040		10/02/08	299,999,667
834,000,000	0.050		10/02/08	833,998,842
460,000,000	0.150		10/02/08	459,998,083
200,000,000	0.200		10/02/08	199,998,889
307,300,000	1.560		10/02/08	307,286,684
700,000,000	0.010		10/09/08	699,998,444
190,000,000	0.020		10/09/08	189,999,156
555,000,000	0.100		10/09/08	554,987,667
101,400,000	0.150		10/09/08	101,396,620
30,000,000	0.200		10/09/08	29,998,667
80,000,000	0.220		10/09/08	79,996,089
250,000,000	0.250		10/09/08	249,986,111
480,000,000	0.350		10/09/08	479,962,667
37,000,000	1.575		10/09/08	36,987,050
500,000,000	0.000		10/16/08	500,000,000
400,000,000	0.050		10/16/08	399,991,667
590,000,000	0.100		10/16/08	589,975,417
19,900,000	0.300		10/16/08	19,897,512
1,450,000,000	0.990	(a)	10/16/08	1,449,401,875
476,000,000	1.251	(a)	10/16/08	475,752,083
238,000,000	1.261	(a)	10/16/08	237,875,050
250,000,000	0.080		10/23/08	249,987,778
200,000,000	0.100		10/23/08	199,987,778
90,000,000	0.200		10/23/08	89,989,000
446,000,000	0.300		10/23/08	445,918,233
4,300,000	0.330		10/23/08	4,299,133
2,440,000,000	0.350		10/23/08	2,439,478,111
306,000,000	0.020		10/30/08	305,995,070
333,000,000	0.750		10/30/08	332,798,812
234,000,000	0.800		10/30/08	233,849,200
663,000,000	0.840		10/30/08	662,551,370
1,180,000,000	0.850		10/30/08	1,179,192,028
200,000,000	0.860		10/30/08	199,861,444
140,000,000	0.900		10/30/08	139,898,500
420,000,000	0.990		10/30/08	419,665,050
675,000,000	1.010	(a)	10/30/08	674,469,750
55,100,000	1.450		11/06/08	55,020,105
471,000,000	1.580		11/06/08	470,255,820
189,000,000	1.600		11/06/08	188,697,600
1,688,500,000	1.710		11/06/08	1,685,610,504
1,915,000,000	1.780		11/06/08	1,911,591,300
117,000,000	1.840		11/13/08	116,742,860
428,000,000	1.850		11/13/08	427,054,239
1,022,000,000	1.855		11/13/08	1,019,735,560
143,000,000	1.870		11/13/08	142,680,594
236,000,000	1.380		11/20/08	235,547,667
142,000,000	1.390		11/20/08	141,725,861
150,000,000	1.480		11/20/08	149,691,667
278,000,000	1.790		11/20/08	277,308,861
1,998,000,000	1.850		11/20/08	1,992,866,250
615,000,000	1.900		11/20/08	613,377,083
95,000,000	1.935		11/20/08	94,744,687
426,000,000	1.680		11/28/08	424,846,960

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations
United States Treasury Bills — (continued)
$300,000,000	0.690%	12/04/08	$299,632,000
401,000,000	1.040	12/04/08	400,258,596
47,500,000	1.640	12/04/08	47,361,511
143,000,000	1.650	12/04/08	142,580,533
142,500,000	1.655	12/04/08	142,080,733
440,000,000	1.660	12/04/08	438,701,511
350,000,000	1.670	12/04/08	348,960,889
238,000,000	1.675	12/04/08	237,291,289
30,000,000	1.680	12/04/08	29,910,400
358,000,000	1.700	12/04/08	356,918,044
531,000,000	1.690	12/11/08	529,230,148
286,000,000	1.420	12/26/08	285,029,824
192,000,000	1.050	01/02/09	191,479,200
96,000,000	1.150	01/08/09	95,696,400
35,000,000	1.180	01/08/09	34,886,425
866,000,000	1.450	01/08/09	862,546,825
240,000,000	1.460	01/08/09	239,036,400
192,000,000	1.490	01/08/09	191,213,280
240,000,000	1.500	01/08/09	239,010,000
478,000,000	1.530	01/08/09	475,988,815
480,000,000	1.550	01/08/09	477,954,000
239,000,000	1.560	01/08/09	237,974,690
719,000,000	1.570	01/08/09	715,895,718
1,475,000,000	1.650	01/08/09	1,468,307,187
81,245,000	1.950	01/15/09	80,778,518

TOTAL INVESTMENTS — 108.1%			$34,470,750,051

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%			(2,570,485,988)

NET ASSETS — 100.0%			$31,900,264,063

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion represents a forward commitment.
Interest rates represent the annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 36.8%
United States Treasury Bills
$4,238,500,000	0.050%		10/02/08	$4,238,494,113
41,000,000	0.100		10/09/08	40,999,025
7,000,000	1.100	(a)	10/16/08	6,996,792
12,000,000	1.110	(a)	10/16/08	11,994,450
23,000,000	1.251	(a)	10/16/08	22,988,819
12,000,000	1.261	(a)	10/16/08	11,993,700
344,000,000	1.780		11/06/08	343,387,680
95,000,000	1.890		11/20/08	94,750,625
190,000,000	1.910		11/20/08	189,495,972
190,000,000	1.920		11/20/08	189,493,333
170,500,000	1.040		12/04/08	170,184,765
440,000,000	2.020		02/12/09	436,691,689
161,000,000	1.980		02/19/09	159,751,445
148,000,000	2.295		07/02/09	145,414,810
358,000,000	2.290		07/30/09	351,122,621
310,000,000	2.150		08/27/09	303,890,417

TOTAL U.S. TREASURY OBLIGATIONS				$6,717,650,256

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$6,717,650,256

Repurchase Agreements(b) — 63.3%
Joint Repurchase Agreement Account I
$11,435,100,000	0.400%		10/01/08	$11,435,100,000
Maturity Value: $11,435,227,057
UBS Securities LLC
153,600,000	0.130		10/01/08	153,600,000
Maturity Value: $153,600,555
Collateralized by U.S. Treasury STRIPS, 0.000%, due 02/15/09 to 02/15/18. The aggregate market value of the collateral, including accrued interest, was $156,673,637.

TOTAL REPURCHASE AGREEMENTS				$11,588,700,000

TOTAL INVESTMENTS — 100.1%				$18,306,350,256

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%				(9,882,963)

NET ASSETS — 100.0%				$18,296,469,293

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion represents a forward commitment.
(b) Unless noted, all repurchase agreements were entered into on September 30, 2008. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.
Interest rates represent the annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
FAIR VALUE OF INVESTMENTS
For the period ended September 30, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1- Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2- Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

					Tax-Free Money	Treasury	Treasury
	Federal	Government	Money Market	Prime Obligations	Market	Instruments	Obligations
	Investments in	Investments in	Investments in	Investments in	Investments in	Investments in	Investments in
	Securities	Securities	Securities	Securities	Securities	Securities	Securities
Level	Long-Assets	Long-Assets	Long-Assets	Long-Assets	Long-Assets	Long-Assets	Long-Assets

Level 1	$207,956,782	$—	$—	$—	$—	$34,470,750,051	$6,717,650,256

Level 2(a)	23,115,823,409	32,070,346,166	16,095,510,849	35,037,767,915	9,817,860,548	—	11,588,700,000

Level 3	—	—	—	—	—	—	—

Total	$23,323,780,191	$32,070,346,166	$16,095,510,849	$35,037,767,915	$9,817,860,548	$34,470,750,051	$18,306,350,256

(a) The Funds utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions — The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased

FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of the securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
Portfolio Concentrations — As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
Repurchase Agreements — The Funds may enter in repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
At September 30, 2008, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Government	$313,500,000

Money Market	136,600,000

Prime Obligations	151,800,000

Repurchase Agreements

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$1,800,000,000	0.70%	10/01/08	$1,800,035,000

Barclays Capital, Inc.	300,000,000	0.25	10/01/08	300,002,083

Credit Suisse Securities (USA) LLC	150,000,000	0.25	10/01/08	150,001,042

Greenwich Capital Markets	750,000,000	0.40	10/01/08	750,008,333

JPMorgan Securities	2,500,000,000	0.30	10/01/08	2,500,020,833

Merrill Lynch & Co., Inc.	3,080,600,000	0.10	10/01/08	3,080,608,557

Morgan Stanley & Co.	3,000,000,000	0.60	10/01/08	3,000,050,000

Morgan Stanley & Co.	1,000,000,000	0.50	10/01/08	1,000,013,889

TOTAL				$12,580,739,737

At September 30, 2008, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bonds, 5.500% due 08/15/28; U.S. Treasury Inflation Protected Securities, 2.375% to 3.000%, due 07/15/12 to 01/15/25; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 10/15/08 to 05/15/21; U.S. Treasury Notes, 2.000% to 11.250%, due 10/31/08 to 01/15/17 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/08 to 05/15/18. The aggregate market value of the collateral, including accrued interest, was $12,832,222,966.

FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
At September 30, 2008, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Government	$10,260,000,000

Money Market	1,080,000,000

Prime Obligations	2,575,000,000

Repurchase Agreements

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,000,000,000	2.25%	10/01/08	$1,000,062,500

Banc of America Securities LLC	1,500,000,000	2.25	10/01/08	1,500,093,750

Barclays Capital, Inc.	100,000,000	0.25	10/01/08	100,000,694

Barclays Capital, Inc.	497,800,000	1.00	10/01/08	497,813,828

Barclays Capital, Inc.	5,850,000,000	2.25	10/01/08	5,850,365,625

Credit Suisse Securities (USA) LLC	150,000,000	1.80	10/01/08	150,007,500

Deutsche Bank Securities, Inc.	300,000,000	2.75	10/01/08	300,022,917

Greenwich Capital Markets	750,000,000	2.50	10/01/08	750,052,083

JPMorgan Securities	1,600,000,000	2.00	10/01/08	1,600,088,889

Merrill Lynch & Co., Inc.	2,000,000,000	1.50	10/01/08	2,000,083,333

Morgan Stanley & Co.	800,000,000	0.40	10/01/08	800,008,889

Morgan Stanley & Co.	500,000,000	1.75	10/01/08	500,024,306

UBS Securities LLC	950,000,000	1.50	10/01/08	950,039,583

TOTAL				$15,998,663,897

At September 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank 0.000%, due 01/08/09; Federal Home Loan Bank, 0.000% to 5.250%, due 10/27/08 to 06/05/17; Federal Home Loan Mortgage Corp., 3.250% to 7.500%, due 03/05/09 to 12/01/47; Federal National Mortgage Association, 3.000% to 15.500%, due 12/01/08 to 10/01/48 and U.S. Treasury Note, 7.500%, due 11/15/16. The aggregate market value of the collateral, including accrued interest, was $16,356,152,736.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 26, 2008

* Print the name and title of each signing officer under his or her signature.